Citigroup Mortgage Loan Trust 2023-RP2 ABS-15G

Exhibit 99.2 - Schedule 4a

Loan Level Exception - Disposition (Loan Grades)
																												FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	20000013	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Review Fee was not included in the Loan Estimates and was added to the Closing Disclosures. Please provide a valid change of circumstance.	REVIEWER - CURED COMMENT (2022-06-22): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000014	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000016	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000017	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000018	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000019	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000021	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000023	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	2nd home XXXX XXXX payment increased from $XXX to $XXX based on most recent mortgage statement, resulting in DTI increase over XX% from XX% as approved..	REVIEWER - WAIVED COMMENT (2022-02-07): Investor requested waiver.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Investor waived DTI exception resulting in NonQM restatment. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: 2nd home XXXXX payment increased from $1,655.34 to $1,839.10 based on most recent mortgage statement, resulting in DTI increase over XX% from XX% as approved.	REVIEWER - WAIVED COMMENT (2022-02-07): Waived per investor request. REVIEWER - RE-GRADED COMMENT (2022-02-07): Waived per investor REVIEWER - WAIVED COMMENT (2022-02-07): Waived per investor request	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000024	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Investor elected to waive exceptions with compensating factors, Non QM loan.	SELLER - GENERAL COMMENT (2022-01-14): (Rate Lock) Please advise if any required from lender. REVIEWER - WAIVED COMMENT (2022-01-18): Investor elected to waive exceptions with compensating factors, restated as Non QM loan.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	XXXX	20000025	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was restated as NonQM.	REVIEWER - WAIVED COMMENT (2021-12-28): Per email request from investor, this has been restated and waived.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	A	B	B	B	A	A	A	A	A	A	A	B	B	B	A
XXXX	XXXX	XXXX	20000029	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXXX XXXXX, Borrower: XXXXX XXXXX 1040 (2018), 1040 (2019), 1040 (2018), 1040 (2019).	Missing most recent two years tax returns, including all schedules, as required by guidelines.	REVIEWER - GENERAL COMMENT (2021-06-25): Client provided gap report allowing use of lender's slightly wider guidelines. In this case, W2 OR 1040 is required rather than W2 AND 1040. W2s were provided. REVIEWER - WAIVED COMMENT (2021-06-25): Client provided gap report allowing use of lender's slightly wider guidelines. In this case, W2 OR 1040 is required rather than W2 AND 1040. W2s were provided.	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan was resumitted as NonQM and obligation paid by other was excluded, resulting in DTI within tolerance.	REVIEWER - WAIVED COMMENT (2021-10-28): Waived per client email.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000030	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $102.53 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Fee Increased on cd dated XX/XX/XXXX. No change of circumstance evident or cure given to the borrower.	REVIEWER - CURED COMMENT (2022-08-16): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000160	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000161	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000162	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.	The Title Policy Amount of $XXX is less than the note amount of $XXX based on the Title evidence in file.	BUYER - WAIVED COMMENT (2022-08-11): .	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000163	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000164	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000165	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000166	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000167	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000168	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.	Title policy amount of $XXX is lower than the loan amount of $XXX.	BUYER - WAIVED COMMENT (2022-08-19): .	1				1							-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000169	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
																					[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Evidence was not provided to confirm that borrower received the Notice of Special Flood Hazard Disclosure within reasonable time frame	BUYER - WAIVED COMMENT (2022-08-18): . BUYER - WAIVED COMMENT (2022-08-18): .	Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan. Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000170	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000171	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000173	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Borrower is escrowing walls in insurance and the estimate was not included in Homeowner’s Insurance Section. Per the CPFB, an item used to insure or prevent loss from damage of the subject must be considered in Homeowner’s Insurance bucket.	BUYER - WAIVED COMMENT (2022-08-15): .	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000174	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	Safe Harbor QM (APOR)	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000175	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000176	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000177	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000178	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000180	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of XXX% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $75.15 or .01195%).	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation to Non-QM. Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Client restated loan designation to Non-QM.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000186	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Verified stated defect. Missing documentation to veirfy deposit received on departure used for income. The subject loan is originated above 80%.	REVIEWER - WAIVED COMMENT (2022-12-20): Client elects to waive based on compensating factors. REVIEWER - WAIVED COMMENT (2022-12-20): Client elects to waive based on compensating factors.	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1	Appraisal $XXX not supported by 2055 $XXX or BPO $XXX.	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan restated to Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Verified stated defect, missing evidence of deposit received on departure residence used for income.	REVIEWER - WAIVED COMMENT (2022-12-20): Client elects to waive based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000187	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Verified disclosed defect due to new debt not included in qualifying.	REVIEWER - GENERAL COMMENT (2022-12-30): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1	Appraisal $XXX not supported by $XXX 2055 or $XXX BPO.		1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.		-	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000188	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Amortization term discrepancy.: Note amortization term of 180 does not match Guideline amortization term of 360. [2] Asset Calculation / Analysis - Guideline Requirement: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than Guideline Available for Reserves of $XXX. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Term discrepancy.: Note term of 180 does not match Guideline term of 360.	Verified stated defect. Lender approved incorrect term Guideline required reserves are not met and fall short by $XXX. Verified stated defect. Lender approved incorrect term.	REVIEWER - WAIVED COMMENT (2023-01-04): Client elects to waive based on compensating factors. REVIEWER - WAIVED COMMENT (2023-01-04): Client elects to waive based on compensating factors. REVIEWER - WAIVED COMMENT (2023-01-04): Client elects to waive based on compensating factors.	1				2	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXX XXXXX/11820395)	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: EV2			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000191	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				3	[3] Appraisal Reconciliation - Valuation Issue: Subject appraisal comparables do not support value	Verified stated defect. Subject age was not appropriately bracketed. Sales 1-4 were all significantly newer(3 to 23 years) than the subject's 90 years. Sale 5 was he only sale of similar age however it had an unsupported quality adjustment of over 20% of value. Origination Value: $XXX- BPO Value: $XXX - 2055 Value $XXX	REVIEWER - GENERAL COMMENT (2023-06-05): An updated BPO was provided dated XX/XX/XXXX reflects an as is value of $XXX. Sale comparables bracketed the subject property and are relatively similar in age.	1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000196	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect. The Borrower did not disclose an installment loan opened prior to the subject, resulting in an elevated DTI ratio. The origination credit report includes an inquiry from the undisclosed creditor.	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of $XXX. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - TRID Lender Credit Tolerance Violation: The Initial CD dated XX/XX/XXXX indicates the Lender credit was removed with no Valid COC or cure provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated LD is Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Client restated loan designation to Non QM	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000198	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. A post-close credit report indicates an undisclosed installment loan opened XX/XX/XXXX with a payment of $XXX/mo. Inclusion of the new debt increases the DTI to XX% which is over the tolerance allowed by DU and renders the AUS invalid.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type: Primary XX/XX/XXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of XX%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentation in file indicates the appraisal was sent to the borrower XX/XX/XXXX but there is no evidence of receipt.  Applying the "mailbox rule" the appraisal would not have been received at least 3 days prior to consummation.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Client restated loan designation to Non QM.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000199	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXX // Account Type: 401(k)/403(b) Account / Account Number: XXXXX
[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXXX // Account Type: 401(k)/403(b) Account / Account Number: XXXXX Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	Assets provided are more than 120 days old as of date of note and are required for closing per AUS findings. Verified stated defect. Borrower opened Installment account on XX/XX/XXXX with XXXXX with a payment of $XXX. Assets provided are more than 120 days old as of date of note and are required for closing per AUS findings.	SELLER - GENERAL COMMENT (2023-01-09): Exception is valid. The quarterly statement ending XX/XX/XXXX is the only statement we have. Please review as there is not an additional asset statement available.
REVIEWER - GENERAL COMMENT (2023-01-10): Buyer will need to review.
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-01-09): Exception is valid. The quarterly statement ending XX/XX/XXXX is the only statement we have. Please review as there is not an additional asset statement available.
REVIEWER - GENERAL COMMENT (2023-01-10): Buyer will need to review.
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 49.46%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Client restated loan designation to Non-QM.	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000200	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect. The Borrower opened an Installment Loan for $XXX prior to closing without disclosing the liability. The origination credit report included an inquiry from the same lender with no explanation provided.	REVIEWER - GENERAL COMMENT (2023-01-25): Client elects to waive based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1 [2] Appraisal Documentation - Loan is to be securitized. Drive by (exterior only) appraisal was provided in lieu of full appraisal. The secondary valuation supports the value, yet does not meet Fitch requirements. (GSE COVID19): Application Date: XX/XX/XXXX; Closing Date: XX/XX/XXXX	Origination Value: $XXX - BPO Value: $XXX - 2055 Value: $XXX	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation to Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Client restated loan designation to Non-QM.	REVIEWER - WAIVED COMMENT (2023-01-25): Client elects to waive based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines.		-	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000201	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Verified disclosed defect. The Borrower opened an Auto Loan prior to subject closing resulting in an elevated DTI ratio.	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to waive based on compensating factors. SELLER - GENERAL COMMENT (2023-01-06): See attached HOI and review to clear condition. SELLER - GENERAL COMMENT (2023-01-06): . REVIEWER - GENERAL COMMENT (2023-01-06): Hazard provided is post closing. Please provide policy in place at closing for review. REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to waive based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Loan is required to be approved by DU/DO or LP/LPA. Secondary valuation is in file. Missing primary valuation (URAR or Interior Hybrid). Sec ID: 85	Origination Value: $XXX - BPO Value: $XXX	SELLER - GENERAL COMMENT (2023-01-09): XXXXX to order any needed valuations. REVIEWER - GENERAL COMMENT (2023-01-10): Buyer will need to review.	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,058.75 exceeds tolerance of $1,054.00. Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,368.75 exceeds tolerance of $1,917.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicates Transfer Taxes were increased to $1,058.75 with no Valid COC or Cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicates Loan Discount Points were increased to $3,368.75 with no Valid COC or Cure provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated LD is Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation to Non QM.	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to waive based on compensating factors.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000202	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. A post-close credit report reflected an undisclosed installment loan that opened XX/XX/XXXX. The payment is not disclosed; however utilizing the original balance over the 60 mo term equates to a payment of $XXX and increases the DTI to XX% which exceeds the tolerance allowed by DU, rendering the AUS invalid.	REVIEWER - GENERAL COMMENT (2023-01-24): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - RE-GRADED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-01-31): Waived per client.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 39.98%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation as Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation to Non QM. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: The Initial Escrow Account Disclosure indicated an initial deposit of $2,409.25; however, the section Section G total on the Final Closing Disclosure was only $1,833.04	REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Allowable per seller guidelines. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000203	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXX is less than AUS Available for Closing of $XXX. [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Funds required for closing not verified. Verified stated defect. Undisclosed Installment loan with XXXXX dated XX/XX/XXXX with a payment of $XXX. Funds required for closing not verified.	SELLER - GENERAL COMMENT (2023-01-05): The borrower has a total of $XXX in available liquid. Comprised of $XXX in XXXX XXXXX, $XXX in XXXXX, and $XXX in DCU account ending XXXXX. Kindly review and clear.
REVIEWER - GENERAL COMMENT (2023-01-06): Unable to verify XXXXX balance of $XXX from 1003, XX/XX/XXXX accountchek report reflects XXXXX balance of $XXX.
SELLER - GENERAL COMMENT (2023-01-11): Seller requests buyer review: Unable to clear. XXXXX to advise further.
REVIEWER - GENERAL COMMENT (2023-01-12): Assigned to buyer.
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to waive based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-01-05): The borrower has a total of $XXX in available liquid. Comprised of $XXX in XXXXX, $XXX in XXXXX, and $XXX in XXXXX account ending XXXXX. Kindly review and clear.
REVIEWER - GENERAL COMMENT (2023-01-06): Unable to verify XXXXX balance of $XXX from 1003, XX/XX/XXXX account check report reflects XXXXX balance of $XXX.
SELLER - GENERAL COMMENT (2023-01-11): Seller requests buyer review: Unable to clear. XXXXX to advise next steps.
REVIEWER - GENERAL COMMENT (2023-01-12): Assigned to buyer.
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to waive based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 47.73%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation to Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Client restated loan designation to Non QM. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: Initial Escrow Account Disclosure statement and Final Closing Disclosure dated XX/XX/XXXX do not match.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000204	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Document Error - Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.	Verified stated defect. A post-close credit report reflected an undisclosed auto debt with XXXXX dated XX/XX/XXXX with a monthly payment of $XXX. Including the undisclosed payment the DTI increases to XX% which is over the AUS tolerance and invalidates the findings. Added XX.XX.XX Missing mortgagee clause.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT (2023-01-10): Please see the attached HOI trnasfer notice advising the insurer to update the mortgagee clause. REVIEWER - GENERAL COMMENT (2023-01-11): Updated policy is required with corrected clause. Please note that the request you sent to insurer has no mortgagee clause, it is not completed. REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-0.25 is less than amount of binding Lender Credit previously disclosed in the amount of $-2,680.00. (9300)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $186.00 exceeds tolerance of $110.00 plus 10% or $121.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $1,719.70 exceeds tolerance of $903.00.  Insufficient or no cure was provided to the borrower. (7567)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 47.68%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Lender Credit Tolerance Violation: The initial Loan Estimate reflected a lender credit of $2680 which was reduced to $439 on the second LE dated 10/4 and further reduced to $0 on the 10/13 LE. The file did not contain a valid Change of Circumstance for any of the changes or evidence of a tolerance cure.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The Recording Fee was initially disclosed as $110 and then raised to $182 on the XX/XX/XXXX loan Estimate.  The fee was raised again to $186 on the Final CD.  The file did not contain a valid Change of Circumstance for any of the increases or evidence of a tolerance cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The fee for Lender's Tile Insurance was originally disclosed as $903 and then raised to $1688 on the XX/XX/XXXX loan Estimate. The fee was increased again to $1720 on the XX/XX/XXXX loan Estimate.  The file did not contain a valid Change of Circumstance for any of the increases or evidence of a tolerance cure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation to Non QM.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000205	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect - Borrower closed on auto loan on XX/XX/XXXX with a monthly payment of $XXX resulting in a DTI of XX%.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type: Primary XX/XX/XXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 44.79%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Client restated loan designation to Non QM	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000206	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXXX XXXXX, Credit Report: Original // Borrower: XXXXX XXXXX.	A post-close credit report reflected an undisclosed debt with AUTO with a monthly payment of $XXX. Inclusion of the undisclosed debt increases the DTI to XX% which exceeds the AUS tolerance and invalidates the findings. Potential Occupancy Issue, social security trace does not show borrower(s) was at subject address but is currently at previous address.	REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT (2023-01-11): Seller requests buyer review: XXXXX to review and advise further. REVIEWER - GENERAL COMMENT (2023-01-12): Buyer to review upon receipt of post-closing credit report. REVIEWER - WAIVED COMMENT (2023-01-25): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Loan is required to be approved by DU/DO or LP/LPA. Secondary valuation is in file. Missing primary valuation (URAR or Interior Hybrid). Sec ID: 85	Origination Value: $XXX - 2055 Value: $XXX	SELLER - GENERAL COMMENT (2023-01-09): Appraisal not required at origination. XXXXX to obtain independently. REVIEWER - GENERAL COMMENT (2023-01-10): Buyer will need to review.	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated Loan Designation to Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Client restated loan designation to Non QM Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: The disclosure in file was signed/dated XX/XX/XXXX which was not within 3 business days of the application date.	SELLER - GENERAL COMMENT (2023-01-11): This appears to be linked to the ATR exception which is now cleared. We feel this exception should be cleared as well. REVIEWER - GENERAL COMMENT (2023-01-12): This is a waterfall due to stated defect of DTI exception. REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000207	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect - Borrower opened new auto loan on XX/XX/XXXX prior to loan closing with a monthly payment of $XXX which resulted in DTI of XX%.	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $715.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 47.84%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Estimated dated XX/XX/XXXX had appraisal fee increase from $0.00 to $715.00 with a valid change of circumstance .
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated LD is Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation to Non QM	REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000208	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXXX XXXXX.	Verified stated defect. A post-close credit report indicated an undisclosed auto loan, opened XX/XX/XXXX, with XXXXX with a payment of $XXX/mo. Inclusion of this payment increases the DTI to XX% which exceeds the AUS tolerance and renders the findings invalid. Potential Occupancy Issue, records do not show the subject property address as the owners mailing address more than 60 days from closing.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to waive based on compensating factors. REVIEWER - WAIVED COMMENT (2023-01-25): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Texas Constitution Section 50(a)(6):  Unable to determine if loan was closed at an authorized location due to missing documentation.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Client restated loan designation to Non QM
Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: The disclosure was provided to the borrower XX/XX/XXXX and on page 3 it indicates "List Updated XX/XX/XXXX which was more than 30 days prior".
State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): The Closing Instructions indicate the settlement location as the subject property and there is nothing else in the file to confirm where the closing took place.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to waive based on compensating factors. REVIEWER - CURED COMMENT (2023-05-24): SAMC received evidence of Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

State Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Loan Not Closed At Office of Lender, Attorney, or Title Company): Assignee Liability:  The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply.  The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000209	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Overtime income was utilized to qualify the borrower; however, there was only a 3 month history on the job. Additionally, the verified child support obligation was $XXX/mo not the $XXX/mo utilized by the Lender. Utilizing based only income and the verified debts including child support the DTI increases to XX% which exceeds the AUS tolerance and renders the findings invalid	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors. REVIEWER - GENERAL COMMENT (2023-01-12): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $239.50 exceeds tolerance of $99.00 plus 10% or $108.90. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $415.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75195)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 43.99%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fees were increased multiple times from the originally disclosed amount of $99 and the file did not contain a valid Change of Circumstance for the increases or evidence of a tolerance cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A Title Processing Fee in the amount of $415 was added on the XX/XX/XXXX loan Estimate.  The file did not contain a valid Change of Circumstance for the added fee or evidence of a tolerance cure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation to Non-QM.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation to Non QM.	SELLER - GENERAL COMMENT (2023-01-05): Please see page 389/733 for the redisclosure form confirming the recording fees increased when the loan was confirmed to be a CEMA.
REVIEWER - GENERAL COMMENT (2023-01-06): SitusAMC received rebuttal. However, as per COC available in the file the loan was confirmed to be CEMA on XX/XX/XXXX (Page 390) but the processing fee and recording fee was added/Increased on LE dated XX/XX/XXXX. the COC is not within the 3days time frame. Please provide additional information to validate the change or need cure documents. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-01-05): Please see page 389/733 for the redisclosure form confirming the recording fees increased when the loan was confirmed to be a CEMA.
REVIEWER - GENERAL COMMENT (2023-01-06): SitusAMC received rebuttal. However, as per COC available in the file the loan was confirmed to be CEMA on XX/XX/XXXX (Page 390) but the processing fee and recording fee was added/Increased on LE dated XX/XX/XXXX. the COC is not within the 3days time frame. Please provide additional information to validate the change or need cure documents. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.
REVIEWER - GENERAL COMMENT (2023-01-12): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 43.99%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
REVIEWER - WAIVED COMMENT (2023-01-19): Client elects to downgrade based on compensating factors.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000210	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: XX/XX/XXXX Condo (Low Rise)	Verified Stated Defect - Borrower took out additional timeshare loan with monthly payment of $XXX on XX/XX/XXXX which results in DTI of XX%.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	2	[2] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 22: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $1,718.28 or 1.16408%).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 45.17%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Client restated loan designation to Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Verified Stated Defect - Borrower took out additional timeshare loan with monthly payment of $XXX on XX/XX/XXXX which results in DTI of XX%.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000211	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1	3	[3] General Appraisal Requirements - Valuation Exception:	Verified Stated Defect - The condo complex has repairs that need to be made to the roof, rebar, and concrete work, with the roof repair slated to be completed until the end of 2022.	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (Fin XX/XX/XXXX)
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge on Final Closing Disclosure dated XX/XX/XXXX is understated by $1,918.48.
Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Borrower signature not provided on Notice of Special Flood Hazard Disclosure dated XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: EV2 graded exception. Walls-in Insurance disclosed in "Other" on page 1 of Estimated Taxes, Insurance & Assessments which should be disclosed in "Homeowneer's Insurance" line.	SELLER - GENERAL COMMENT (2023-01-05): Please see the attached breakdown of finance charge calculation that supports the amount on the final closing disclosure.
REVIEWER - GENERAL COMMENT (2023-01-06): SitusAMC received lender calculation on finance charges.  However, calculation does not reflect which fees are being included as finance charges.  SitusAMC reflects loan was underdisclosed to borrower by $1918.48 which cure is due borrower.  Fees included in finance charge calculation: Credit Monitoring Service $4.50, Flood Cert $5, Condo Questionnaire $150, MERS $24.95, Prepaid Int $212.50, Processing fee $700, Tax Service $48, Title-Settlement $695 and Underwriting $375.  Calculated finance charge $140,988.93.
SELLER - GENERAL COMMENT (2023-01-18): Please see the attached final closing disclosure addendum showing the fees that were seller paid and can be excluded from the finance charge calculation.
REVIEWER - GENERAL COMMENT (2023-01-19): SitusAMC received Final CD addendum and itemization of seller paid costs. However, our client has elected not to apply lump sum lender/seller credits. Testing elected for Non-Finance Charge then Finance Charge for lump sum credit allocation. To address the exception a PCCD and LOE to borrower showing the charges as seller, or lender, paid on page 2, should be provided. The lender/seller paid charges can then be credited and re-tested.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000212	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $500.00 exceeds tolerance of $303.00 plus 10% or $333.30. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fees were increased to $500 on the final Closing Disclosure with no valid Change of Circumstance in file or evidence of a tolerance cure.	SELLER - GENERAL COMMENT (2023-01-13): 1/13: Disclosed CD for recording fees over 10% tolerance. Tracking: XXXX REVIEWER - CURED COMMENT (2023-01-16): SitusAMC received PCCD, LOE, Proof of delivery & refund check.				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000213	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Income incorrectly calculated.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Prima XX/XX/XXXX)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% significantly exceed the guideline maximum of 22.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation to Non-QM.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower's were  not provided with a coy of the appraisal within three (3) business prior to closing.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both significantly exceed Guidelines: Client restated loan designation to Non QM.
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Notice of Right to Cancel on wrong form.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000214	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect, present housing $XXX not included in qualifying.	SELLER - GENERAL COMMENT (2023-01-18): 1/18: please exclude the Auto and XXXX payment from DTI. The XXXXX payment was paid in full on XX/XX/XXXX on the XXXXX statement, and the XXXX payment occurred on XX/XX/XXXX, and the attached are pif statements.
REVIEWER - GENERAL COMMENT (2023-01-18): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-01-23): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-01-23): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
															REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.	1				1					Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000215	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Credit Eligibility - There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXXXX XXXXX	Verified Stated Defect - Borrower took out auto loan on XX/XX/XXXX prior to closing on loan with monthly payment of $XXX which resulted in DTI of XX%. Potential Occupancy Issue, social security trace does not show borrowers living at subject property 9-12 months after this Owner Occupied Purchase transaction closed.	REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT (2023-01-11): Seller requests buyer review: Unable to clear. REVIEWER - WAIVED COMMENT (2023-01-25): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation to Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Client restated loan designation to Non QM	REVIEWER - WAIVED COMMENT (2023-01-24): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXX Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000216	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: XX/XX/XXXX 2 Family.	Verified stated defect. The Lender's DTI did not include a debt with XXXXX as it was indicated to be paid prior to closing; however the file did not contain a sufficient paper trail for the payoff of the debt or to source the funds used to pay it. Additionally, the final 1003 indicated the XXXX XXXX property was being refinanced with a new loan by the same Lender as the subject transaction; however, the existing payment indicated on the credit report was used to qualify instead of the new one indicated on the 1003, Taking into account the debt not documented as paid and the new payment on the one property, the DTI increases to XX% which is over the AUS tolerance and invalidates the findings.
														Added XX/XX/XXXX after receipt of 2055 exterior only report.	REVIEWER - GENERAL COMMENT (2023-01-17): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. REVIEWER - WAIVED COMMENT (2023-01-22): Client elects to downgrade based on compensating factors.	2	[2] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 22: Note Date: XX/XX/XXXX; Lien Position: 1	Added XX/XX/XXXX after receipt of 2055 exterior only report.		2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX022)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Documentation in the loan file indicates the appraisal was sent to the borrower XX/XX/XXXX however, there is nothing in the loan file to evidence when the borrower received it. Because of this, the "mailbox rule" is applied and borrower would not have received it at least 3 business days prior to consummation.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000217	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Stated Defect - Sufficient evidence of obligations being paid off prior to closing not provided.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000218	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Stated Defect - monthly income of $XXX from XXXXX wasn't supported and the actual monthly income was $XXX. Using the correct income, the DTI increases from XX% to XX%.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Client restated loan designation to Non QM.	REVIEWER - WAIVED COMMENT (2023-01-10): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000219	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (FinXX/XX/XXXX022)	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Borrower is escrowing Flood Insurance and estimate was not included in Homeowner's Insurance section. Per CPFB, any item used to insure or prevent loss from damage of the subject must be considered in Homeowner's Insurance bucket.	BUYER - WAIVED COMMENT (2022-11-22): .	Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000220	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Verified stated defect - Non-warrantable condo DTI maximum is XX%.	SELLER - GENERAL COMMENT (2023-01-30): Verified Stated Defect. REVIEWER - GENERAL COMMENT (2023-01-31): Lender has acknowledged this is the stated defect - no need for anything further - finding remains open. REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated LD to Non-QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Client restated LD to Non-QM.	REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000221	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Origination Value: $XXX - BPO Value: $XXX - 2055 Value: $XXX Verified stated defect. Appraisal required not provided.	SELLER - GENERAL COMMENT (2023-01-31): Appraisal waived REVIEWER - GENERAL COMMENT (2023-01-31): The appraisal waiver option was lost and an appraisal required when DU was run with the increased loan amount of $XXX. Finding is valid and remains open. REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Verified stated defect Origination Value: $XXX - BPO Value: $XXX - 2055 Value: $XXX	SELLER - GENERAL COMMENT (2023-01-31): Appraisal waiver REVIEWER - GENERAL COMMENT (2023-01-31): The appraisal waiver option was lost and an appraisal required when DU was run with the increased loan amount of $XXX. Finding is valid and remains open.	1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000222	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Appraisal Documentation - Missing Document: Appraisal not provided	Verified stated defect. The loan file is missing an Interior/exterior Inspection as required by AUS.	SELLER - GENERAL COMMENT (2023-01-30): Verified Stated Defect REVIEWER - GENERAL COMMENT (2023-01-31): Lender has acknowledged this is the stated defect - no need for anything further - finding remains open. REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value: $XXX - BPO Value: $XXX - 2055 Value: $XXX	SELLER - GENERAL COMMENT (2023-01-30): Verified Stated Defect REVIEWER - GENERAL COMMENT (2023-01-31): Lender has acknowledged this is the stated defect - no need for anything further - finding remains open.	1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000223	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 4.89 is less than Guideline PITIA months reserves of 6.00.	Lender guidelines require 6 months reserves. The loan file reflects verification for 4.89 months reserves.	SELLER - GENERAL COMMENT (2023-01-31): Bank statement provided REVIEWER - GENERAL COMMENT (2023-02-01): The account statements provided for acct XXXXX was already in the file and the funds were considered as a part of the review and the reserve requirement is not met. Condition remains open. REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:SecondaXX/XX/XXXX022)	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Verified stated defect. CoC in loan file reflects a change in interest rate and APR. Borrower not provided re-disclosed CD at least 3 business days prior to closing.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated LD to Non-QM.	SELLER - GENERAL COMMENT (2023-01-30): Defect disclosed on bid tape.
REVIEWER - GENERAL COMMENT (2023-01-31): APR increased from XX% on XX/XX/XXXX to XX% on XX/XX/XXXX. Change was not received three or more days prior to closing. No visible means of cure available.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000224	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Verified Stated Defect - Loan is not saleable due to LTV exceeding max LTV of XX% for an investment condo with limited review, condo team noted max LTV is XX%, subject LTV is XX%.	SELLER - GENERAL COMMENT (2023-01-30): Verified Stated Defect REVIEWER - GENERAL COMMENT (2023-01-31): Lender has acknowledged this is the stated defect - no need for anything further - finding remains open. REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade based on compensating factors.	1				2	[2] Federal Compliance - XXXX Points and Fees: XXXX Points and Fees on subject loan of XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2022). XXXX Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2022) (an overage of $686.25 or .61409%).				Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000225	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%..	Verified stated defect. Lender included startup and furnishing fees as invalid deductions. Verified stated defect. Lender included startup and furnishing fees as invalid deductions.	SELLER - GENERAL COMMENT (2023-01-30): Defect disclosed on bid tape.
SELLER - GENERAL COMMENT (2023-01-30): Verified Stated Defect
REVIEWER - GENERAL COMMENT (2023-01-31): Lender has acknowledged this is the stated defect - no need for anything further - finding remains open.
REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade with compensating factors.
SELLER - GENERAL COMMENT (2023-01-30): Verified Stated Defect
REVIEWER - GENERAL COMMENT (2023-01-31): Lender has acknowledged this is the stated defect - no need for anything further - finding remains open.
REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Client restated LD to Non QM	REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade with compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000226	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Insurance Documentation - Insufficient Coverage: Flood insurance coverage amount is insufficient.	Verified stated defect. Flood insurance is insufficient by $XXX.	SELLER - GENERAL COMMENT (2023-01-30): Verified Stated Defect REVIEWER - GENERAL COMMENT (2023-01-31): Lender has acknowledged this is the stated defect - no need for anything further - finding remains open. REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade based on compensating factors.	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000231	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Verified stated defect - rental income lender used was not calculated correctly and resulted in a DTI of XX% Verified stated defect - rental income lender used was not calculated correctly and resulted in a DTI of XX% LTV for loan exceeds guidelines for second home purchase.	SELLER - GENERAL COMMENT (2023-01-30): Verified Stated Defect
REVIEWER - GENERAL COMMENT (2023-01-31): Lender has acknowledged this is the stated defect - no need for anything further - finding remains open.
REVIEWER - GENERAL COMMENT (2023-02-09): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - RE-GRADED COMMENT (2023-02-09): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-02-09): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-01-30): Verified Stated Defect
REVIEWER - GENERAL COMMENT (2023-01-31): Lender has acknowledged this is the stated defect - no need for anything further - finding remains open.
REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-01-31): Appraisal and LTV calculation
REVIEWER - GENERAL COMMENT (2023-01-31): Nothing new provided - calculated LTV is over the maximum allowed for the program.  Finding remains open.
REVIEWER - WAIVED COMMENT (2023-02-02): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 399.96 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $230.00 exceeds tolerance of $184.00 plus 10% or $202.40. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - WAIVED COMMENT (2023-02-09): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2023-01-25): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score exceeds the guideline minimum by at least 40 points. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000410	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM	2	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Valuation effective date or Report date is more than 120 days prior to the Note Date or Notary Date.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing proof when the borrower received a copy of the appraisal.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000426	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Provide evidence that a verbal verification of employment was obtained within 10 business days of note date. Provide evidence that a verbal verification of employment was obtained within 10 business days of note date.	REVIEWER - OVERRIDDEN COMMENT (2023-03-02): Within 120 days of note date. REVIEWER - RE-OPEN COMMENT (2023-03-02): Duration is 122 days REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXXX XXXXX Retired/Pension)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $47.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: Loan is failing QM/ATR requirements due to retirement income and exceeding DTI of 43%.
Federal Compliance - QM DTI: Total QM Debt Ratio exceeds 43% and the loan does not meet agency requirements
Federal Compliance - Retirement Documentation: One or more of the following are causing this to fail: 1) Missing Award Letter; 2) Missing 2 years signed 1040s or transcripts; 3) If Annuity/Pension income, or not Documented via tax return / transcript.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title-Document Preparation Fee was not disclosed on Loan Estimate dated XX/XX/XXXX, but disclosed as $47.00 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title-Recording Service Fee was not disclosed on Loan Estimate dated XX/XX/XXXX, but disclosed as $25.00 on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, nor evidence of cure in file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide evidence of an executed initial Loan Application.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000431	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXXX XXXXX, Borrower: XXXXX XXXXX Tax Return Extension (2020), Tax Return Extension (for Business) (2020) Tax Return Extension (2020) [2] Income Documentation - Income documentation requirements not met.	The most recent 1040 tax returns and 1065 Business returns were not provided. A tax extension for most recent personal and business returns were not provided. The most recent 1040 tax returns and 1065 Business returns were not provided. A tax extension for most recent personal and business returns were not provided.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrowers  at least 3 business days prior to closing. InitiXX/XX/XXXX021, Closing XX/XX/XXXX
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least 3 business days prior to closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive with compensating factors.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000448	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM	3	2	[2] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXXXX // Account Type: Stocks / Account Number: XXXXX [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Income Documentation - REO Documents are missing.: Address: XXXX XXXX, Insurance Verification, Tax Verification	The Fannie Mae Summary of COVID-19 Selling Policies required the age of documentation to be within two months rather than four. The lender utilized higher income for qualification than documented in the loan file. Unable to determine what is in escrow based upon the mortgage statement provided.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The final CD was provided on XX/XX/XXXX which is the same day as closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000451	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan refinance purpose of Rate/Term. [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Paid off a debt at closing for XXXXX, however file contains an updated credit card statement with a higher balance that payoff amount on the CD. The additional balance was included in borrower's DTI, which exceeds the maximum DTI. Debts are being paid off at closing, this is a cash out. Paid off a debt at closing for XXXX, however file contains an updated credit card statement with a higher balance that payoff amount on the CD. The additional balance was included in borrower's DTI, which exceeds the maximum DTI. Dwelling coverage is insufficient by $XXX.	REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive DTI with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive DTI with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of xx% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,345.00 exceeds tolerance of $1,818.00 plus 10% or $1,999.80. Sufficient or excess cure was provided to the borrower at Closing. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Missing proof when the borrower received a copy of the appraisal.
																						Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Aggregator elected to change designation to Non-QM	REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive DTI with compensating factors. REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000453	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	2	2	[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date XX/XX/XXXX, Note Date XX/XX/XXXX
[2] Application / Processing - Mismatch of data related to Occupancy.: Borrower: XXXXX XXXXX, Borrower: XXXXX XXXXX Occupancy: Second Home; Declarations/Will borrower occupy: Yes
Occupancy: Second Home; Declarations/Will borrower occupy: Yes
[2] Closing / Title - Missing Document: Co-Op Consent not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX, Insurance Verification, Statement, Tax Verification	Loan was underwritten as a second home however 1003 indicates that both borrowers will occupy the property as their primary residence.	REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors.
SELLER - GENERAL COMMENT (2023-03-30): Located the document that appears to be the Corporate Consent, attached.
REVIEWER - GENERAL COMMENT (2023-03-30): Trailing document provided appears to be part of the financing provisions and is not the Co-op Consent Form.
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors.
SELLER - GENERAL COMMENT (2023-03-27): Screen shot of OPS details screen for new primary mortgage in file shows P&I, taxes and insurance, attached.  This loan was refinanced as well, with a note date of XX/XX/XXXXjust over a month prior to our loan) which is why we used the screen shot to validate the new payment as the first payment.
REVIEWER - GENERAL COMMENT (2023-03-27): Please provide mortgage statement and Final CD for refinance.
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
																					[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 24,931.56 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: Final Closing disclosure shows Total Property Costs over Year 1 as $24,931.56. HOA dues are $13,854.84 annually.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000459	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Limited Cash-out GSE	Safe Harbor QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Incomplete Document: Closing Disclosure is incomplete	Loan is a 2 Unit Second Home, only 1 Unit Second Homes are allowable. Does not include Rate.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,922.00 exceeds tolerance of $790.00 plus 10% or $869.00. Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased with a difference of $1,007.00, no change of circumstance and cure was provided to borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000460	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES
Disaster Declaration Date: XX/XX/XXXX
[2] Income Documentation - Income Docs Missing:: Borrower: XXXX W-2 (2019), W-2 (2020)
[2] Income Documentation - Income documentation requirements not met.
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] General - Incomplete Document: Closing Disclosure is incomplete
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX Tax Verification	The loan file is missing 2 years of W-2s for borrower's second job. Closing disclosure dated XX/XX/XXXX is incomplete. Closing disclosure dated XX/XX/XXXX is incomplete. Closing disclosure dated XX/XX/XXXX is incomplete. Closing disclosure dated XX/XX/XXXX is incomplete. Using the coverage listed on the insurance binder, the coverage shortage is $XXX.	REVIEWER - GENERAL COMMENT (2023-06-01): Desk Review received does not include visual inspection of property; exception remains.
REVIEWER - WAIVED COMMENT (2023-06-07): PDI dated XX/XX/XXXX reflects no damage.
REVIEWER - RE-GRADED COMMENT (2023-06-07): PDI dated XX/XX/XXXX recevied reflecting no damage.
REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive income exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive income exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive insurance exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-21): Aggregator elected to downgrade and waive income exceptions with compensating factors.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $965.00 exceeds tolerance of $715.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Evidence of earlier borrower receipt was not found in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive income exceptions with compensating factors.	REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Property inspected post disaster but pre-FEMA declaration of disaster end date.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000461	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	3	[3] Loan File - Missing Document: Hazard Insurance Policy not provided
[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $XXX is less than AUS Available for Closing of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Asset statements are outdated. Loan closed under COVID-19 guidelines which require asset documentation to be no more than 60 days old at closing.
The AUS reflects an Asset account with available funds.  However, the Account listed on the AUS was not verified with bank statements reflecting the bank.  Please provide the Banking institution listed on the AUS used in qualification.
Asset statements are outdated.  Loan closed under COVID-19 guidelines which require asset documentation to be no more than 60 days old at closing.
The AUS reflects an Asset account with available funds.  However, the Account listed on the AUS was not verified with bank statements reflecting the bank.  Please provide the Banking institution listed on the AUS used in qualification.
Asset statements are outdated. Loan closed under COVID-19 guidelines which require asset documentation to be no more than 60 days old at closing.	SELLER - GENERAL COMMENT (2023-03-27): "Streamline Hazard Insurance review done on this loan and approved.
Policy states:
Evidence of hazard insurance is not required on XXXXX to XXXXX refinances when all of the Streamline Insurance Review requirements are met. Automation determines eligibility by reviewing the following:
- The transaction must be a XXXXX to XXXXX refinance.
- The insurance information in XXXX must match the insurance information in the XXXX
- The loan must be insured by an individual insurance policy, not a master policy (commonly found with attached condos, attached PUDs, or co-ops).
- The loan cannot require flood insurance.
- The existing loan cannot have lender placed insurance.
- The existing hazard insurance policy must have replacement cost coverage.
- The insurance policy cannot be set to renew within 30 days after the new loans disbursement date."
REVIEWER - GENERAL COMMENT (2023-03-27): No insurance was provided at origination, exception remains. Origination Guidelines not available for audit review.
REVIEWER - GENERAL COMMENT (2023-03-22): Aggregator elected to downgrade and waive asset exceptions with compensating factors.
REVIEWER - GENERAL COMMENT (2023-03-27): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-06-01): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-03-27): The assets used to close this loan were in a XXXXX checking account and were digitally validated.  No asset statement was required per policy.  Attached most recent AUS cert from DU that details out the date the loan had to close by in order to use these assets which was XX/XX/XXXX, located on page 7 of the document.  Our loan closed on XX/XX/XXXX REVIEWER - WAIVED COMMENT (2023-03-27): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - GENERAL COMMENT (2023-03-27): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive asset exceptions with compensating factors.
SELLER - GENERAL COMMENT (2023-03-27): The assets used to close this loan were in a XXXX checking account and were digitally validated.  No asset statement was required per policy.  Attached most recent AUS cert from DU that details out the date the loan had to close by in order to use these assets which was XX/XX/XXXX, located on page 7 of the document.  Our loan closed on XX/XX/XXXX REVIEWER - GENERAL COMMENT (2023-03-27): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-06-01): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive asset exceptions with compensating factors.
SELLER - GENERAL COMMENT (2023-03-27): The assets used to close this loan were in a XXXX checking account and were digitally validated. No asset statement was required per policy. Attached most recent AUS cert from DU that details out the date the loan had to close by in order to use these assets which was XX/XX/XXXX, located on page 7 of the document. Our loan closed on XX/XX/XXXX REVIEWER - GENERAL COMMENT (2023-03-27): Aggregator elected to waive and downgrade with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $54.80 exceeds tolerance of $54.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of actual receipt date of initial Closing Disclosure, issued on XX/XX/XXXX, is not provided. Default receipt date is XX/XX/XXXX, which is less than 3 business days prior to the closing date (XX/XX/XXXX).
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee disclosed as $54 on the Loan Estimate dated XX/XX/XXXX but disclosed as $54.80 on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase. Loan was not listed on the CIC excel spreadsheet
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to restate Loan Designation to Non QM.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000462	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided		REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Signed and Dated Rate Lock Disclosure			Borrower has verified disposable income of at least $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000467	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] General - Missing Document: 1007 Rent Comparison Schedule not provided	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Loan was agency approved as a Safe Harbor QM.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000468	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 1.45 is less than Guideline PITIA months reserves of 2.00. [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete	For a refinance, with less than a 36% DTI and less than a 75% LTV and a FICO under 640, but above 620, 2 months of reserves are required, which is greater than the borrower had. Pages 1, 4 and 5 are missing most information. Pages 1, 4 and 5 are missing most information. Pages 1, 4 and 5 are missing most information. Pages 1, 4 and 5 are missing most information.	SELLER - GENERAL COMMENT (2023-03-24): See attached loan notes showing Appraisal waiver was used.
REVIEWER - GENERAL COMMENT (2023-03-24): Prior DUs in file indicate a PIW, however results on or afterXX/XX/XXXX are Refer With Cation and no PIW offered. Unable to clear.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Interim Closing Disclosure Timing Test: The closing disclosure dated XX/XX/XXXX was not signed or dated. Unable to determine if the borrower received the disclosure at least three business days prior to closing on XX/XX/XXXX.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000469	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Using the coverage listed on the XXXX Escrow Analysis, the coverage shortage is $XXX. A copy of the hazard insurance binder is not provided.	REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $5,640.00 exceeds tolerance of $3,438.00.  Insufficient or no cure was provided to the borrower. (7200)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $705.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXXX XXXXXX/12100067)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The borrower has a 25-day gap in employment between the current and previous employers and an explanation was not provided, causing the loan to to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The loan was AUS approved with a DTI Ratio of XX%, however a full 24 month employment history is not provided because the borrower has a 25-day gap in employment between the current and previous employers and an explanation was not provided, causing the loan to to waterfall to the ATR/QM standard DTI ratio of 43%.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points increased from $3,438 on the initial Loan Estimate to $5,640 on the XX/XX/XXXX Closing Disclosure without a a valid change of circumstance, and a cure was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The rate lock fee increased from $0 on the initial /Loan Estimate to $705 on the XX/XX/XXXX Closing Disclosure and a valid change of circumstance or cure was not provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: The borrower has been at his current job for less than two years and there is a 25 day gap in employment between his previous and current employment, causing the loan to waterfall through the QM Testing.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXX The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000471	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC).  Fee Amount of $300.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77208)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - Check Loan Designation Match - QM: The loan was approved with an Originator Loan Designation of SHQM.
Federal Compliance - QM DTI: The loan was agency approved with an Originator Loan Designation of Safe Harbor QM; but the DTI ratio exceeds the maximum allowed by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Municipal Lien Certificate Fee increased without a valid change of circumstance. Cure was not provided at closing.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	REVIEWER - GENERAL COMMENT (2023-03-28): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
SELLER - GENERAL COMMENT (2023-03-27): See attached DU Findings confirming loan eligibility at XX%.
REVIEWER - GENERAL COMMENT (2023-03-27): Loan Designation is Safe Harbor, which has a QM DTI of XX%.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000472	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	No evidence of insurance is provided. Unable to verify sufficient coverage.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] State Compliance - Michigan CMPA Home Loan Toolkit Status: Michigan Consumer Mortgage Protection Act: Home Loan Toolkit not provided to borrower. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000473	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	3	[3] General - Incomplete Document: Closing Disclosure is incomplete [2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	CD dated XX/XX/XXXX does not have Loan Terms & Projected payments sections completed. Missing vvoe's from previous employers to verify two year employment history.	SELLER - GENERAL COMMENT (2023-03-29): Unable to locate anything in policy that states VVOE's were required to document previous employers. Loan application shows employment dates and LOE in file for job gap, attached REVIEWER - GENERAL COMMENT (2023-03-31): Missing vvoe's from previous employers to verify complete two year employment history, exception remains. REVIEWER - WAIVED COMMENT (2023-06-01): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: The final CD reflects finance charge of $XXX, calculated finance charge is $XXX, variance of $350.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure was not provided to Borrower(s) at least three business days prior to closing, as required..
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three business days prior to closing as required.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TRID SOL Expired	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000476	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	2	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided		REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: This is due to missing initial application date.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000477	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX Insurance Verification	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $610.00 exceeds tolerance of $565.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $3,380.00 exceeds tolerance of $1,275.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - ARM Disclosure Status Test: ARM loan program disclosure not provided to the borrower.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet not provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000479	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Loan was AUS approved with a DTI of XX%. However, loan was not AUS approved with an Approve/Eligible rating, causing the loan to waterfall to the ATR/QM standard DTI requirement of maximum XX%.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $425.00 exceeds tolerance of $134.00 plus 10% or $147.40.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,170.00 exceeds tolerance of $635.00.  Insufficient or no cure was provided to the borrower. (7506)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $687.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $8,937.50 exceeds tolerance of $6,875.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fees increased above the ten percent tolerance. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased without a valid change of circumstance. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock fee increased without a valid change of circumstance. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points fee increased without a valid change of circumstance. No cure was provided to the borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Loan was AUS approved with a DTI of XX%. However, loan was not approved with an Approve/Eligible rating, causing the loan to waterfall to the ATR/QM standard DTI requirement of maximum 43%.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000480	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (43-Q)	3	1	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $87.70 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77187)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Esign Consent Agreement Status: Unable to determine if loan file contains evidence of borrower's consent to receive electronic documents due to missing information.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: APR cange on closing day from XX% to XX%
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided in  file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Esign Consent Agreement Status: Borrower did not sign E-Sign consent agreement.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000482	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Loan File - Missing Document: Hazard Insurance Policy not provided [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: XXX [2] Guideline Issue - Secondary financing not allowed per guidelines.	CD incomplete Deficiency noted with comment: Mapping issue when DAP is used and not translating to LPA as an Affordable Second.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $150.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: The loan was approved with an Originator Loan Designation of SHQM.
Federal Compliance - QM DTI: The loan was agency approved with an Originator Loan Designation of Safe Harbor QM; but the DTI ratio exceeds the maximum allowed by the AUS approval, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Final LE issued XX/XX/XXXX.
Initial CD issued XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000484	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX021)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate lock is missing.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: The hazard insurance payment is $159.99 on the Final Closing Disclosure and the IEAD form reflects $159.98.	REVIEWER - CURED COMMENT (2023-02-24): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000485	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Loan File - Missing Document: Hazard Insurance Policy not provided	The loan is missing a resubmitted AUS/DU casefile reflecting borrower’s prior mortgage paid off through closing.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000486	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on XX/XX/XXXX not received by borrower at least four (4) business days prior to closing. (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $7,279.55 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7591)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The mortgage insurance certificate is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The mortgage insurance certificate is missing from the file, causing the loan to waterfall through to QM DTI requirements.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: There is no evidence that the closing disclosure was received at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: There is no evidence of an earlier receipt of the disclosure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No change of circumstance or rate lock confirmation is present to justify the additional or mortgage insurance and no cure is provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	SELLER - GENERAL COMMENT (2023-04-04): Agree: Loan is Higher Priced Mortgage based on Final APR exceeding allowable threshold of APOR + XX%. Escrow account correctly established. No remediation required
REVIEWER - GENERAL COMMENT (2023-04-07): Exception to be graded an EV3 per Aggregator instruction.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000487	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	3	2	[2] Application / Processing - Missing Document: Tax Certificate not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $626.77 exceeds tolerance of $64.00 plus 10% or $70.40. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $562.00 exceeds tolerance of $513.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $626.77 exceeds tolerance of $64.00 plus 10% or $70.40. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $562.00 exceeds tolerance of $513.00. Insufficient or no cure was provided to the borrower.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000488	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Information on page 5 was not provided.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator waived exception. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $360.00 exceeds tolerance of $207.00 plus 10% or $227.70. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM	REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000489	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000491	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Guideline Issue - This loan closed during the COVID-19 affected timeframe.  Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXXXX // Account Type: Checking / Account Number: XXXXX, Financial Institution: XXXXX // Account Type: Savings / Account Number: XXXXX, Financial Institution: XXXXX // Account Type: Savings / Account Number: XXXXX Note Date: XX/XX/XXXX;  Notary Date: XX/XX/XXXX
Note Date: XX/XX/XXXX;  Notary Date: XX/XX/XXXX
Note Date: XX/XX/XXXX; Notary Date: XX/XX/XXXX	Hazard Insurance Policy is insufficient by $XXX.	REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived. REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator Exception with Comp Factors provided for regrade and waive.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXXXX XXXXXX LP/Overtime)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXX XXXXX LP/Overtime)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXXX XXXXXX Retired/Social Security)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: Loan originated with Safe Harbor QM designation.
Federal Compliance - Overtime Bonus 2Yr Calc: The loan is missing the Mortgage Insurance Certificate, causing the loan to waterfall through the QM Testing.
Federal Compliance - Overtime Bonus Method of Calculation: The loan is missing the Mortgage Insurance Certificate, causing the loan to waterfall through the QM Testing.
Federal Compliance - Social Security Documentation: The loan is missing the Mortgage Insurance Certificate, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000492	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and loan product and was not received by borrower at least three (3) business days prior to consummation.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Signed and Dated Rate Lock Disclosure	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000493	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	3	1	3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $924.00 exceeds tolerance of $394.00. Insufficient or no cure was provided to the borrower. (7200)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid change of circumstance was not found for the increase in discount points on the Loan Estimate Dated 4/21. Although a rate lock was found in the file, it was dated 4/24 and therefore cannot be utilized as a change of circumstance. A tolerance cure is required in the amount of $530 for this zero tolerance fee.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

																									The Loan to Value (LTV) on the loan is less than or equal to 70%.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000494	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX
[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Report date of the Appraisal is greater then 120 days from the Note date and a recertification of value/442 was not provided in the loan file. Reduced income used as borrower indicated income will be decreasing in the near future, VVOE within 10 Business days of the Note date was not provided in the loan file as required by the AUS.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-04-03): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived. REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	REVIEWER - WAIVED COMMENT (2023-04-03): Aggregator Exception with Comp Factors provided for regrade and waive.		Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000496	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	1	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,730.00 exceeds tolerance of $1,030.00 plus 10% or $1,133.00. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $160.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,316.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Fees changed and exceeded tolerance. No cure or change of circumstance was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate Lock fee increased on CD dated XX/XX/XXXX no cure or changed of circumstance was provided to borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Flood Hazard disclosure was provided on the day of closing XX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: Borrower has a HO6 payment that was not included in the loan calculations.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000497	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (43-Q)	3	1				1				3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,475.00 exceeds tolerance of $1,575.00. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change in circumstance or cure for borrower provided in file.		Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000499	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXXX XXXXX
[2] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: SEVERE WINTER STORMS, STRAIGHT-LINE WINDS, FLOODING, LANDSLIDES, AND MUDSLIDES
Disaster Declaration Date: XX/XX/XXXX
[2] Income Documentation - Income Docs Missing:: Borrower: XXXXX XXXXX Tax Return Extension (for Business) (2020)
[2] Document Error - YTD P&L Statement does not include the  most recent month preceding the application date.   (GSE COVID-19): Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX Application Date:  XX/XX/XXXX;
YTD P&L Date:
[2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower.  (GSE COVID-19): Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>
[2] Document Error - YTD P&L Statement was not signed and/or dated by Borrower. (GSE COVID-19): Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: S-Corp (>= 25%) / Start Date: XX/XX/XXXX // Document: P&L Statement / Document Date: XX/XX/XXXX / Tax Year: <empty>	The AUS required the loan to close before XX/XX/XXXX and the loan did not close until XX/XX/XXXX The credit report date exceeds the guideline.	REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive exception with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-04-03): Aggregator elected to downgrade and waive exception with compensating factors.
REVIEWER - GENERAL COMMENT (2023-06-01): Appraisal dated XX/XX/XXXXrior to disaster declaration date; exception remains.
REVIEWER - RE-GRADED COMMENT (2023-06-08): Received PDI dated XX/XX/XXXX
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $285.50 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXX XXXXX/S-Corp)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A re-lock fee was added to theXX/XX/XXXX Closing Disclosure without a valid change of circumstance or cure provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: The Flood Notice Disclosure was signed by the borrower on XX/XX/XXXX.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Loan does not meet ATR requirements.	REVIEWER - GENERAL COMMENT (2023-04-03): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - GENERAL COMMENT (2023-04-03): Correction, loan was not downgraded, it is graded an EV2.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Property not inspected post FEMA declared disaster, but property is not located near the declared disaster area.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000500	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXXX XXXXX/12100131)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $100.00 exceeds tolerance of $60.00 plus 10% or $66.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $695.00 exceeds tolerance of $636.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Origination loan designation was SHQM.
Federal Compliance - QM Employment History: A Letter for the Gap of employment was not provided.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated XX/XX/XXXX was not signed by borrower so it is defaulting to 3 business days after issue date. Evidence of Earlier borrower receipt date was not found in file.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Cure was provided for $34 for fee Increase.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal  Fee increased from baseline of $636 to $695 with no valid COC or cure provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000501	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The closing disclosure dated XX/XX/XXXX was not signed or dated to determine if the borrower received the disclosure prior to the closing on XX/XX/XXXX.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000502	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXXXX XXXXX [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Credit report is greater then 120 days from the Note date. Credit report is dated XX/XX/XXXX and Note date is XX/XX/XXXX which is 121 days.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000503	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of  is less than AUS Available for Reserves of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
													[2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX VA Statement	The file is missing verification of required assets. The file is missing verification of required assets. The file is missing verification of required assets. Investment property submitted as QM The mortgage statement is missing to verify PITI.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Missing Initial Loan Application Test: The initial 1003 was not provided. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The initial 1003 was not provided.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000504	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Application / Processing - Missing Document: Approval not provided [2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX NE Insurance Verification, Statement	Missing loan approval No date or Product on provided.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $287.70 exceeds tolerance of $143.00 plus 10% or $157.30.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,585.00 exceeds tolerance of $1,500.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Check Loan Designation Match - QM: The file is missing loan approva, causing the loan to waterfall through QM testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The file is missing loan approval and the loan is water falling to ATR/QM requirements.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $287.70 exceeds tolerance of $143.00 plus 10% or $157.30. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,585.00 exceeds tolerance of $1,500.00. Insufficient or no cure was provided to the borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000505	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Application / Processing - Missing Document: AUS not provided [2] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX	Using the coverage listed on the insurance binder, the coverage shortage is $XXX.	REVIEWER - GENERAL COMMENT (2023-03-24): Appraisal is missing. No new documentation provided. Exception remains.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,923.00 exceeds tolerance of $1,616.00 plus 10% or $1,777.60. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $368.75 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 12,470.81 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $1,923.00 exceeds tolerance of $1,616.00 plus 10% or $1,777.60. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $368.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX		TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	D	D	D	D	D
XXXX	XXXX	XXXX	20000506	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.
[2] Loan File - Missing Document: Hazard Insurance Policy not provided
[2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX, Address: XXXXX XXXXX Insurance Verification, Tax Verification
Insurance Verification, Tax Verification	Assets provided in the loan file are insufficient to cover the required assets for reserves. The Assets listed on the Final 1003 were not provided in the loan file. Insufficient reserves provided to cover reserves and assets. Insufficient reserves provided to cover reserves and assets.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000507	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	2	2	[2] Income Documentation - REO Documents are missing: Address: XXXXX XXXXX. Insurance Verification, Statement, Tax Verification [2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX Statement, Tax Verification	File is missing the tax verification, insurance verification and recent mortgage statement for the REO property located on XXXXX XXXXX. File is missing the tax verification and recent mortgage statement for the REO property located on XXXXX XXXXX.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - (Missing Data) Last Rate Set Date: File is missing a copy of the Rate Lock Agreement executed by the borrower.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000508	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (43-Q)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $450.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7723)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD was not provided to the borrower at least (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC or Sufficient cure for the addition of the Survey/Flood Elevation Cert was not provided in the loan file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000509	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Loan File - Missing Document: Hazard Insurance Policy not provided	First page of the Closing Disclosure is incomplete.	SELLER - GENERAL COMMENT (2023-03-15): See attached Automated Underwriting feedback on page 7, showing appraisal waiver for loan.
REVIEWER - GENERAL COMMENT (2023-03-15): The most recent AUS, an LP dated XX/XX/XXXXt 10:06pm, was used for review and requires an appraisal, exception remains.
REVIEWER - GENERAL COMMENT (2023-03-24): The most recent AUS, an LP dated XX/XX/XXXXt 10:06pm, was used for review and requires an appraisal, exception remains.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Note date is on or after XX/XX/XXXX.	REVIEWER - GENERAL COMMENT (2023-03-24): The most recent AUS, an LP dated XX/XX/XXXX at 10:06pm, was used for review and requires an appraisal, exception remains.	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $418.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure provided for the rate lock fee of $418.75.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	D	D	D	D	D	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000510	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	1				2	[2] Appraisal Documentation - Multiple valuations from the same appraiser/license # were provided. In the due diligence review, only one valuation per appraiser was considered.	The post close drive by appraisal was completed by the same appraiser that completed the origination appraisal.		2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003				Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000511	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (Maria/Mallari/12100155)
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (Mallari,Maria Retired/Pension)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,030.71 exceeds tolerance of $1,769.00 plus 10% or $1,945.90.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $495.00 exceeds tolerance of $366.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 4,100.34 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - Check Loan Designation Match - QM: The Originator Loan Designation is HUD Safe Harbor QM. However, the loan is reporting insufficient income documentation which resulted in a Due Diligence Loan Designation of Non QM.
Federal Compliance - Retirement Documentation: Insufficient statements to verify pension income.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $348.71 due to increase of Endorsement Fee ($296.21), Title - Settlement/Closing/Escrow Fee ($45.00) and Title - Tax Certificate Fee ($7.50).  No valid COC provided, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Fee was last disclosed as $366 on LE but disclosed as $495 on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: The final CD disclosed the Amount of Total Property Costs over Year 1 as $4,100.34 on page 4; however, the HOA Dues ($380.04), annual taxes ($1,653.24) and hazard insurance ($2,067) total are $4,100.28 per year.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000512	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date XX/XX/XXXX; Disbursement Date: XX/XX/XXXX; Note Date: XX/XX/XXXX; Transaction Date: XX/XX/XXXX		REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has verified disposable income of at least $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000513	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Guideline Issue - Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Mortgage Insurance Certificate and First Time Homebuyer education certificate. Evidence of 2 year employment history is not in file. Incomplete CD was issued missing data on all pages.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXXX/XXXX/XXXX)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[3] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Date Issued: XX/XX/XXXX / Relative Sequence Num: 1
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (FinXX/XX/XXXX021)	Federal Compliance - Check Loan Designation Match - QM: The loan was approved with and AUS and with an Originator Loan Designation of SHQM APOR. However the file is missing Mortgage Insurance Certificate and First Time Homebuyer education certificate, resulting in a loan designation discrepancy.
Federal Compliance - QM Employment History: 2 year employment history is not in file.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Incomplete CD was issued missing data on all pages.
Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: The loan terms, purpose, and type are matching the rest of the subject loan. Product type is missing from the balancing cd documented in file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial CD 3 days prior to closing is not in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Incomplete CD was issued missing data on all pages.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Lender covered part of property tax in escrow collected at closing per Final CD in file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Material violations for inaccurate disclosures carry assignee liability.
Non-material if amounts disclosed includes both borrower and non-borrower paid escrow amounts.	Borrower has verified disposable income of at least $XXX

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000514	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income Docs Missing:: Borrower: XXXXX XXXXX Tax Return Extension (2020) [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing MI cert. Missing 1040 tax extension for 2020. Closing Disclosure is incomplete due to missing information on page 5. Closing Disclosure is incomplete due to missing information on page 5.	REVIEWER - CLEARED COMMENT (2023-04-03): Seller provided MI data.
REVIEWER - WAIVED COMMENT (2023-06-01): Client elects to downgrade based on compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - WAIVED COMMENT (2023-03-15): Aggregator elected to waive and downgrade with compensating factors.
REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $125.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $1,350.00 exceeds tolerance of $740.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXX XXXXXX, LLC/Partnership)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing evidence the borrower received the Closing Disclosure at least three (3) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Transfer Tax. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing a valid Change of Circumstance for the increase in Appraisal Fee. Insufficient or no cure was provided to the borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing 2020 returns	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000515	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Sections are blank.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator waived exception. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (Michael/Orange/12100157)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/2123178)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Missing the mortgage insurance certificate causing the loan to waterfall through the QM Testing.
Federal Compliance - QM Employment History: Missing the mortgage insurance certificate causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not provided.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: The issue date was not provided.
Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: Missing the mortgage insurance certificate to confirm the monthly MI premium.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Total Minimum Payment: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000516	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - Capital Gains Tax Returns: Qualified Mortgage (Dodd-Frank 2014): Three (3) years tax returns to evaluate Capital Gains or Losses requirement not met. (XXXXX XXXXX Capital Gains/Schedule D)
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXXXX XXXXXX Retired/Social Security)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $720.00 exceeds tolerance of $536.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Capital Gains Tax Returns: Tax returns provided are not signed and dated by the borrower, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy. UPDATED 3.31.23: Loan designation is Safe Harbor QM, Appendix Q requires Capital Gains to be documented with 3 year’s tax returns, only 2 year’s provided.
Federal Compliance - Check Loan Designation Match - QM: Tax returns provided are not signed and dated by the borrower, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy. UPDATED 3.31.23: Loan designation is Safe Harbor QM, Appendix Q requires Capital Gains to be documented with 3 year’s tax returns, only 2 year’s provided, it additionally requires an award’s letter, one was not provided and DTI cannot exceed 43%.
Federal Compliance - QM DTI: Tax returns provided are not signed and dated by the borrower, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.  UPDATED exception verbiage 3.31.2023: Loan designation is Safe Harbor QM, QM requires DTI to be below 43%.
Federal Compliance - Social Security Documentation: Tax returns provided are not signed and dated by the borrower, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy. UPDATED 3.31.23: Loan designation is Safe Harbor QM, Appendix Q requires award’s letter for Social Security income.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Notice of Special Flood Hazard Disclosure contains a signature of XX/XX/XXXX. Not within reasonable timing prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal fee increased from $536.00 on the Loan Estimate to $720.00 Final Closing disclosure. No valid change of circumstance or cure provided to the borrower.	REVIEWER - GENERAL COMMENT (2023-03-27): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
REVIEWER - GENERAL COMMENT (2023-03-31): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

																								Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000517	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	1	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $130.12 exceeds tolerance of $0.00 plus 10% or $0.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Client restated loan designation to Non QM.	REVIEWER - CURED COMMENT (2023-02-24): Sufficient Cure Provided At Closing	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000518	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.	REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors. SELLER - GENERAL COMMENT (2023-04-07): Per guidelines, no reserves were required. REVIEWER - GENERAL COMMENT (2023-04-10): XXXX guidelines used requires 6 months of reserves. REVIEWER - RE-OPEN COMMENT (2023-04-12): Reopened. REVIEWER - WAIVED COMMENT (2023-04-12): Previously waived.	1	3	[3] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-522.50  is less than amount of binding Lender Credit previously disclosed in the amount of $-555.00. (9300)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: An accurate signed and dated e-sign was not found in order to support the delivery of the initial Loan Estimate dated 5/12 via electronic delivery.
Federal Compliance - TRID Lender Credit Tolerance Violation: A valid Change of Circumstance to the borrower was not found in order to support the reduction in lender credit from $555 to $522.50.  A tolerance cure is required in the amount of $32.50 for this 0% tolerance fee.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non-QM.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates and an Affiliated Business Arrangement Disclosure was not found.	Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Lender Credit Tolerance Violation: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000519	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	1004 appraisal in file with date of XX/XX/XXXX does have value of $XXX and field review done on XX/XX/XXXX has value of $XXX. AUS used $XXX value, however value increased more than 10% within 2 months. Full appraisal required per DU and supporting value.
1004 appraisal in file with date of XX/XX/XXXX does have value of $XXX and field review done on XX/XX/XXXX has value of $XXX.  AUS used $XXX value, however value increased more than 10% within 2 months.  Full appraisal required per DU and supporting value.
1004 appraisal in file with date of XX/XX/XXXX does have value of $XXX and field review done on XX/XX/XXXX as value of $XXX.  AUS used $XXX value, however value increased more than 10% within 2 months.  Full appraisal required per DU and supporting value.
1004 appraisal in file with date of XX/XX/XXXX does have value of $XXX and field review done on XX/XX/XXXX has value of $XXX.  AUS used $XXX value, however value increased more than 10% within 2 months.  Full appraisal required per DU and supporting value.
Appraisal Value issues with this loan.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	3	[3] Valuation Issue - The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal.	1004 appraisal in file with date of XX/XX/XXXX does have value of $XXX and field review done on XX/XX/XXXX as value of $XXX. AUS used $XXX value, however value increased more than 10% within 2 months. Full appraisal required per DU and supporting value.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
																					[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - (Missing Data) Last Rate Set Date: File is Missing the Initial Signed and Dated Rate Lock Disclosure			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000520	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Higher Priced QM (43-Q)	3	2	[2] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: XXXXX // Account Type: Checking / Account Number: XXXXX [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided [2] Credit Eligibility - Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: $XXX, Credit Report: Original // Public Record Type: Collections / Balance: $XXX	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Higher Priced QM (43-Q).
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%.  Compliant Higher Priced Mortgage Loan.
[3] State Compliance - North Carolina Rate Spread Threshold Test Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%.  Compliant Rate Spread Home Loan.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of SHQM, but the file failed APR testing causing the loan to waterfall through the QM testing resulting in a Loan Designation discrepancy.
Federal Compliance - Federal HPML 2014 Compliant: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%. Compliant Higher Priced Mortgage Loan.
State Compliance - North Carolina Rate Spread Threshold Test Compliant: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - TRID Loan Estimate Timing: Initial LE provided XX/XX/XXXX.
App date XX/XX/XXXX.
State Compliance - North Carolina First Lien Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 4%.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA disclosure signed XX/XX/XXXX.
App date XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: No evidence in file showing borrower received copy of appraisal.	SELLER - GENERAL COMMENT (2023-04-04): Agree: Loan is Higher Priced Mortgage based on Final APR exceeding allowable threshold of APOR + XX%. Escrow account correctly established. No remediation required
REVIEWER - GENERAL COMMENT (2023-04-07): Exception to be graded an EV3 per Aggregator instruction.
REVIEWER - GENERAL COMMENT (2023-05-17): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%.  Compliant Higher Priced Mortgage Loan.
REVIEWER - GENERAL COMMENT (2023-05-17): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: North Carolina Rate Spread Home Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%. Compliant Rate Spread Home Loan.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - North Carolina Rate Spread Threshold Test Compliant: There is no Assignee Liability. However, note that a loan that violates the provisions on rate spread home loans will be declared usurious. Thus, the terms of loans held by an assignee could be affected in certain circumstances

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000521	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (Edgmond,Ronald Retired/Pension)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $14.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: CD dated XX/XX/XXXX Increased a fee for $14.00, no cure or change of circumstance.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000522	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX Tax Verification	Provide evidence of tax certification for property located at XXXXX XXXXX.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - RE-GRADED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide evidence of executed initial loan application.			Borrower has owned the subject property for at least 5 years. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000523	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[2] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXXXX // Account Type: Checking / Account Number: XXXXX.	The loan was approved at 80% LTV using the purchase price. Appraised value came in lower. The loan was approved at 80% LTV using the purchase price. Appraised value came in lower. The loan was approved at 80% LTV using the purchase price. Appraised value came in lower.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXXXX XXXXX Bonus)
[3] Federal Compliance - Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXXXX XXXXX Bonus)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $116.00 exceeds tolerance of $90.00 plus 10% or $99.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Processing Fee.  Fee Amount of $55.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77179)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXXX/XXXX/XXXX)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 596.04 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: Unable to determine if amount of non-escrow costs disclosed on the loan approval due to missing information. (FinXX/XX/XXXX021)	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an originator loan designation of Safe Harbor QM but due to employment documentation discrepancies the loan is waterfalling through QM testing.
Federal Compliance - Overtime Bonus Declining: Lender justification documented on the 1008. Failure is due to excessive LTV.
Federal Compliance - Overtime Bonus Method of Calculation: Lender justification documented on the 1008. Failure is due to excessive LTV.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial closing disclosure was not provided to the borrower within 3 days of the closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: The aggregate fees exceed 10% tolerance of $99 with no valid change of circumstance or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The processing fee was not initially disclosed, increased to $55 with no valid change of circumstance or cure provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrowers receipt was not included in the file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrowers receipt was not included in the file.
Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Failure is due to excessive LTV causing loan to be non agency salable.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000524	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[2] Loan File - Missing Document: Hazard Insurance Policy not provided	The same appraiser provided two appraisal values ($XXX and $XXX) and the lender used the higher value to calculate the loan to value and combined loan to value ratios without a supporting secondary valuation from another appraiser.
The same appraiser provided two appraisal values ($XXX and $XXX) and the lender used the higher value to calculate the loan to value and combined loan to value ratios without a supporting secondary valuation from another appraiser.
The same appraiser provided two appraisal values ($XXX and $XXX) and the lender used the higher value to calculate the loan to value and combined loan to value ratios without a supporting secondary valuation from another appraiser.
The same appraiser provided two appraisal values ($XXX and $XXX) and the lender used the higher value to calculate the loan to value and combined loan to value ratios without a supporting secondary valuation from another appraiser.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The same appraiser provided two appraisal values ($XXX and $XXX) and the lender used the higher value to calculate the loan to value (LTV) and combined loan to value (CLTV) ratios without a supporting secondary valuation from another appraiser. The loan was AUS approved LTV and CLTV ratios of 80%. The recalculated LTV and CLTV ratios are XX% which is causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The loan was AUS approved with a DTI Ratio of XX%, however the recalculated loan to value and combined loan to value ratios, based on the lower of two values, exceeds the AUS approval of 80%, causing the loan to waterfall to the ATR/QM standard DTI Ratio of 43%.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000525	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Asset Documentation - Asset documentation requirements not met.
[2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets is less than AUS Available for Closing of  $XXX.
[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of  is less than AUS qualifying asset balance of $XXX.
[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	No assets are documented.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
																					[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Investment Property Submitted as QM: Originator Loan Designation is Safe Harbor QM. Federal Compliance - Missing Initial Loan Application Test: The loan application is not signed or dated. The application date cannot be verified. Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: The loan application is not signed or dated. The application date cannot be verified.		Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000526	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The AUS approved debt ratio exceeds 43%, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan designation of Safe Harbor QM requires debt ratio below 43% and the approved debt ratio is XX%.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000527	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (43-Q)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of receipt of Initial CD 3 days prior to closing is not in file.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000528	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	2	[2] Asset Documentation - Guideline Issue: Insufficient asset documentation.: Financial Institution: XXXXX from XXXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXXX [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Guideline requires 2 months of bank statement to verify asset.	REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM (APOR) does not match Due Diligence Loan Designation of Safe Harbor QM (APOR).
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: Loan is missing Mortgage Insurance Certification and is waterfalling to ATR/QM standard requirements.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.	Borrower has verified disposable income of at least $XXX

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	B	C	B	C	B	A	A	A	A	A	B	C	B	C	B
XXXX	XXXX	XXXX	20000529	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	2	[2] Income Eligibility - Borrower has un-audited YTD P&L and does not have 2 months business Account statements. (GSE COVID-19): Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Partnership (>= 25%) / Start Date: XX/XX/XXXX	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXXXX XXXXX Partnership)
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXXXX XXXXXX LLC/Partnership)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,642.22 exceeds tolerance of $2,475.00 plus 10% or $2,722.50.  Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXX XXXXX Consultant/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXX XXXXX, LLC/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXX XXXXX Consultant/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXX XXXXX, LLC/Partnership)	Federal Compliance - Check Loan Designation Match - QM: Income documentation is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Partnership Income Documentation Test: Provide two years signed and dated business tax returns, most recent YTD quarterly P&L Statement, and balance sheet.
Federal Compliance - Partnership Income Documentation Test: Provide two years signed and dated business tax returns.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial closing disclosure in file is dated less than 6 days prior to closing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fees were last disclosed as $2,475.00 on LE but disclosed as $3,642.22 on Final Closing Disclosure. File does not contain a valid COC for this fee nor evidence of cure in file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Signed Notice of Special Flood Hazard Disclosure is dated later than 10 business days after presumed initial application date.
Federal Compliance - Self-Employed Tax Return Recency: Provide 2020 signed and dated tax returns or tax return extension filing.
Federal Compliance - Self-Employed Tax Return Recency: Provide 2020 signed and dated tax returns or tax return extension filing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Income documentation is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Income documentation is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000530	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $XXX.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $223.00 exceeds tolerance of $182.00 plus 10% or $200.20.  Insufficient or no cure was provided to the borrower. (0)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: Revised Loan Estimate provided after the date a Closing Disclosure was provided. An incomplete CD was provided with an issue date of XX/XX/XXXX.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $223.00 exceeds tolerance of $182.00 plus 10% or $200.20. No cure was provided to the borrower
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Revised Loan Estimate Issue and Received Date > Closing Disclosure Issue and Received Date: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000531	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%.  Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of XX% is equal to or greater than the threshold of  XX%.
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $168.00 exceeds tolerance of $150.00 plus 10% or $165.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $2,655.00 exceeds tolerance of $2,567.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] Document Error - Closing Disclosure: Dates are not in chronological order.: Date Issued: XX/XX/XXXX / Relative Sequence Num: 1 Issue Date: XX/XX/XXXX; Received Date: XX/XX/XXXX; Signed Date: XX/XX/XXXX
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Federal Compliance - Check Loan Designation Match - QM: The loan was agency approved with an Originator Loan Designation of Safe Harbor QM, but the APR is over the threshold, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: No cure or change of circumstance is provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No cure or change of circumstance is provided.	SELLER - GENERAL COMMENT (2023-04-04): Agree: Loan is Higher Priced Mortgage based on Final APR exceeding allowable threshold of APOR + 1.5%. Escrow account correctly established. No remediation required.
REVIEWER - GENERAL COMMENT (2023-04-07): Exception to be graded an EV3 per Aggregator instruction.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The qualifying DTI on the loan is less than or equal to 35%.		TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000532	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	The mortgage was omitted from the underwriter calculations. The AUS required that if the mortgage account was going to be paid off at closing (not omitted) the loan casefile must be resubmitted to DU. The mortgage was paid off at closing.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Initial loan applicatoin is missing from file.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000533	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1				1				2	[2] Miscellaneous Compliance - Alternate source used for application date [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.			Borrower has verified disposable income of at least $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000534	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Missing Document: Desk Review not provided	An AUS resubmission is required to reflect debts paid off at closing.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $805.00 exceeds tolerance of $485.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: The loan was aus approved however the omittied debts must reflect on the aus as being paid off at closing and a resubmission is required, resulting in a loan designation discrepancy.
Federal Compliance - QM DTI: Maximum dti allowed per ATR/QM is 43%, loan was aus approved with DTI of XX%.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three business days prior to closing, as required.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.	SELLER - GENERAL COMMENT (2023-04-11): "Decision results attached. DU - Approve/Eligible, LP & WFHM Feedback Cert (AUS) attached.
ATR adequately supported. ***Compensating factors  1- Satisfactory residual income  2- Excellent credit & mortgage history (XXX fico)  3- Long-term employment  4- Documented savings pattern  5- Substantial down payment from borrowers' own funds (LTV 80%)  6- Substantial cash reserves  7- Conservative use of consumer credit (minimal debt)  8- Equity in other REO (sold after close)
REVIEWER - GENERAL COMMENT (2023-04-12): The loan designation tested is QM, QM requires DTI to be under 43%.
REVIEWER - CURED COMMENT (2023-02-27): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000535	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Limited Cash-out GSE	N/A	3	1				3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.	The BPO Pictures of Subject property reflect an attached Townhome.	SELLER - GENERAL COMMENT (2023-05-17): The subject is reported to be "Other" Townhouse. This property type is supported by the prior Appraisal. REVIEWER - GENERAL COMMENT (2023-05-17): Prior appraisal not provided in file. The file had an appraisal waiver that stated it was a detached property, it does not match attached townhome.	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003				Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years.		-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000536	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Missing Document - CAIVRS Authorization is missing.: Disclosure: CAIVRS Authorization (Government Documents) [2] Application / Processing - Missing Document: AUS not provided	The Final AUS Approval was not provided in the loan file showing the Property Eligibility. CAIVRS authorization is not in the file.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InitiXX/XX/XXXX022)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX022)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $530.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $640.00 exceeds tolerance of $565.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing disclosure was incomplete and did not provide a Issue Date or have complete data in the Loan Calculations section.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing disclosure was incomplete and did not provide a Issue Date or have complete data in the Loan Calculations section.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing disclosure was incomplete and did not provide a Issue Date or have complete data in the Loan Calculations section.
Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Closing disclosure was incomplete and did not provide a Issue Date or have complete data in the Loan Calculations section.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Stamp for State Deed was not disclosed on the Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $$565.00 on Loan Estimate, but disclosed as $640.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - (Missing Data) Last Rate Set Date: Rate lock is not in the file.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The Amount of Non-Escrowed Property Costs over Year 1 of $0.00 on page 4 of the final CD does not match the amount on the loan $245.25 x 12 = $2,943.00	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000537	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of Cash-out - Other does not match AUS loan refinance purpose of Limited Cash-out GSE.	AUS LP findings "No cash out". however final CD shows the borrower is getting over $2,000.00 which exceeds the maximum allowable, loan is considered a "cash out".	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 6,190.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $400.00 exceeds tolerance of $342.00 plus 10% or $376.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $6,190.00 on page 4; however the HOA dues ($5,460.00) and HO6 insurance ($850.00) total $6,310.00 per year.	REVIEWER - CURED COMMENT (2023-02-24): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000538	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Non QM	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX Insurance Verification, Tax Verification	Hazard Insurance Policy is insufficient by $XXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator waived exception. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initi XX/XX/XXXX)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $134.00 exceeds tolerance of $116.00 plus 10% or $127.60.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $80.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (73133)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,113.99 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure dated XX/XX/XXXX was not deemed received by the borrower until XX/XX/XXXX and the note date is XX/XX/XXXX. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fees increased above the ten percent tolerance without a valid change of circumstance. No cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee increased without a valid change of circumstance. No cure was provided to the borrower.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Designation restated.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000539	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX. [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Qualifying asset balance discrepancy.: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX. [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Savings account ending in #XXXXX was used to qualify. 1 month statement was provided when 2 consecutive months are required per the AUS. Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX. Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-22): Initial deposit for XXXXX were transferred from XXXXX.  These are seasoned verified funds.  Added source account to documentation to verify 2 mo. history.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-22): Initial deposit for XXXXX were transferred from XXXXX.  These are seasoned verified funds.  Added source account to documentation to verify 2 mo. history.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-22): Initial deposit for XXXXX were transferred from XXXXX.  These are seasoned verified funds.  Added source account to documentation to verify 2 mo. history.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure viewed by borrowers on XX/XX/XXXX, which is less than 3 business days prior to the closing date (XX/XX/XXXX).
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to change designation to Non-QM	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TILA SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000540	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Limited Cash-out GSE	Safe Harbor QM (APOR)	3	2	[2] General - Borrower 1003 current address does not match Note address.: Borrower: XXXXX XXXXX, Borrower: XXXXX XXXXX [2] General - Incomplete Document: Closing Disclosure is incomplete	Co-op stock certificate listed as incomplete.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: Date Issued: XX/XX/XXXX / Relative Sequence Num: 1
[3] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Product that does not match the actual product for the loan. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $182.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7335)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX021)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Document Error - TRID Closing Disclosure: "Product" in Loan Details section is blank.: CD not completed.
Federal Compliance - TRID Final Closing Disclosure Product Testing: CD dated XX/XX/XXXX not completed.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: CD dated XX/XX/XXXX not completed.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Rate lock fee not listed on initial CD; no cure for borrower provided.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Doc 193 shows borrower received copy of appraisal on XX/XX/XXXX.
Note date XX/XX/XXXX.
State Compliance - New York Late Charge Percent Testing: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000541	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,428.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,960.00 exceeds tolerance of $1,717.00 plus 10% or $1,888.70. Sufficient or excess cure was provided to the borrower at Closing. (0)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System. Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Discrepancy due to rounding. Due diligence calculated year 1 escrow costs is $5,427.96, and lender disclosed $5,428. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fees increased without a valid change of circumstance. Cure was not provided at closing.	REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000542	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] General - Incomplete Document: 1003 Final is incomplete [2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX Insurance Verification	Section 5 (Additional Borrower Declaration) section to be corrected. Intent to occupy subject XXXXX XXXXX as a primary residence is answered yes. Per 1008 comments, XXXXX XXXXX (B2) is a non-occupant Co-borrower. Borrower owns current primary XXXXX XXXXX. Missing Hazard Insurance Verification for XXXXX XXXXX (non-occupant) primary residence. UWM mortgage statement documents P&I payment (no escrow).	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,583.67 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - TRID Loan Estimate Timing: Disclosure date XX/XX/XXXX, initial application date XX/XX/XXXX.
Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Disclosure date XX/XX/XXXX, initial application date XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Disclosure dateXX/XX/XXXX, initial application dateXX/XX/XXXX.
Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: Disclosed Non-Escrowed Property Costs over Year 1 of $16,583.67 is more than $15,350.76 (HO-6, Property Taxes and HOA). Additional $102.74 monthly insurance expense per 1008 associated with subject housing expense is not documented	Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000543	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Application / Processing - Missing Document: Missing Final 1003	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - Check Loan Designation Match - QM: Failure due to application date versus closing date.
Federal Compliance - QM DTI: Failure due to application date versus closing date.
Federal Compliance - TRID Loan Estimate Timing: Per the initial 1003, it appears the borrower may have signed the application with the incorrect year. The borrower signed the application with an application date of XX/XX/XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The application date is XX/XX/XXXX and the disclosure was provided on XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Per the initial 1003, it appears the borrower may have signed the application with the incorrect year. The borrower signed the application with an application date of XX/XX/XXXX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has owned the subject property for at least 5 years.

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000544	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Sections are blank.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - GENERAL COMMENT (2023-04-03): Seller provided MI data and the condition for the MI cert has been waived.	1	3	[3] Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on XX/XX/XXXX did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (InterXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initi XX/XX/XXXX)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: Issue date not shown on the CD.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Loan Estimate Timing: Application date is XX/XX/XXXX and LE was issued on XX/XX/XXXX. No evidence of earlier receipt.
Federal Compliance - (Missing Data) Last Rate Set Date: Missing rate lock.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date XX/XX/XXXX and disclosure is dated XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: Missing when the borrower received a copy of the appraisal.	Federal Compliance - TRID Closing Disclosure Issue Date Not Provided: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000545	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - Income documentation requirements not met. [2] Document Error - YTD Date is dated more than 90 days before the application date.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Verification of income is more than 10 days to note dates and missing recent paystubs. Employment verification with income is more than 10 days to the note date. Income file is missing recent paystubs. Verification of income is more than 10 days to note dates and missing recent paystubs.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
SELLER - GENERAL COMMENT (2023-03-16): VVOE (attached) was completed within 10 business days of the note date. 2- The WVOE (attached) was acceptable in completing the income analysis. No paystubs required.
REVIEWER - GENERAL COMMENT (2023-03-16): Exception currently Waived (Garde 2). Unable to clear. VVOE for prior employment dated more than 10 days prior to the Note date.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
SELLER - GENERAL COMMENT (2023-03-15): 1- VVOE (attached) was completed within 10 business days of the note date.
2- The WVOE (attached) was acceptable in completing the income analysis. No paystubs required.
REVIEWER - GENERAL COMMENT (2023-03-15): Exception currently Waived (Garde 2). Unable to clear. VVOE for prior employment dated more than 10 days prior to the Note date.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is less than or equal to 35%.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

The representative FICO score exceeds the guideline minimum by at least 40 points.

																									The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000546	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met.	Asset documentation requirements not met due to missing documentation. Provide digital validation in XXXX of $XXX. Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX% due to missing paystub reflecting increased earnings reflected on the Borrower's Verification of Employee's Current Salary and Bonus. Income documentation requirements not met due to missing paystub reflecting increased earnings/bonus indicated on the Borrower's Verification of Employee's Current Salary.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator waived exception.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - RE-GRADED COMMENT (2023-03-22): Compensating factors are not substantial enough to downgrade the exception.
REVIEWER - RE-OPEN COMMENT (2023-03-22): Compensating factors are not substantial enough to downgrade the exception.
REVIEWER - GENERAL COMMENT (2023-03-30): The DTI of XX% significantly exceeds the guideline maximum of XX%, Borrower’s FICO does not establish a borrower’s ability to repay the subject loan and LTV cannot be used as a comp factor as the ATR rules under § 1026.43(c) requires the creditor to make the ATR determination considering “The consumer's current or reasonably expected income or assets, other than the value of the dwelling, including any real property attached to the dwelling, that secures the loan.” Borrower’s income is not a compensating factor. Based on the lack of compelling compensating factors and a significant delta to the DTI, this loan should remain ATR Risk.
REVIEWER - GENERAL COMMENT (2023-04-05): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - WAIVED COMMENT (2023-04-06): Aggregator waived and downgraded DTI exception.
SELLER - GENERAL COMMENT (2023-04-11): Written VOE and employer letter of confirmation for salary increase & bonus attached. ATR adequately supported. ***Compensating factors  1- Documented savings pattern  2- Substantial down payment from borrowers' own funds (LTV 75%)  3- Liquid assets sufficient to payoff mortgage  4- Excellent credit (774 fico)  5- Long-term employment  6- Conservative use of consumer credit (minimal debt)  7- Potential for increased earnings
REVIEWER - GENERAL COMMENT (2023-04-12): The salary is being used as it is confirmed on the WVOE however the letter's bonus information is not supported by the WVOE and the amounts listed on the letter cannot be relied upon.
REVIEWER - RE-OPEN COMMENT (2023-04-12): Reopened.
REVIEWER - WAIVED COMMENT (2023-04-12): Previously waived.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator waived exception.	1	2	[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $770.00 exceeds tolerance of $545.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Miscellaneous Compliance - Alternate source used for application date: Seller provided application date data extracted from the Retail Loan Origination System.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator waived and downgraded DTI exception.
Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. Provide fully executed Notice of Flood Disclosure within three business days of loan application.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Aggregator elected to change designation to Non-QM
Application / Processing - Missing Document: Missing Lender's Initial 1003: Provide fully executed and complete missing Lender's Initial 1003.
Federal Compliance - (Missing Data) Last Rate Set Date: Provide missing Last Date Rate Set and Initial Rate Lock Date.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Provide executed and complete Affiliated Business Arrangement Disclosure provided within three business days of loan application.	REVIEWER - RE-GRADED COMMENT (2023-03-22): Aggregator elected to downgrade and waive income/asset exceptions with compensating factors.
REVIEWER - GENERAL COMMENT (2023-03-30): Exception grade is EV2 already, additional downgrading is not available.
REVIEWER - GENERAL COMMENT (2023-04-05): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 43.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
REVIEWER - GENERAL COMMENT (2023-04-12): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
REVIEWER - CURED COMMENT (2023-03-03): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000547	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Credit Documentation - Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: Radu Tehnilenco [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	The loan is waterfalling through ATR/QM standard guidelines with DTI exceeding XX%.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - GENERAL COMMENT (2023-04-03): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to downgrade and waive credit exceptions with Compensating Factors	1	3	[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $657.00 exceeds tolerance of $477.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $547.50 exceeds tolerance of $397.00.  Insufficient or no cure was provided to the borrower. (7200)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The initial CD was not provided within 3 days of closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The transfer tax was disclosed at $477 and increased to $657 with no valid change of circumstance or cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The discount points were originally disclosed at $397 and increased to $547.50 with no valid change of circumstance or cure in file.
Miscellaneous Compliance - Alternate source used for application date: Lender provided spreadsheet documenting application date and source.	REVIEWER - CLEARED COMMENT (2023-03-23): Updated loan designation to Safe Harbor QM (APOR)
REVIEWER - RE-OPEN COMMENT (2023-04-05): Loan restated to Non-QM, DTI moderately exceeds guideline limit.
REVIEWER - GENERAL COMMENT (2023-04-05): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
REVIEWER - GENERAL COMMENT (2023-04-12): EV2-B with compensating factors: FICO XXX > XXX with clean mortgage 69 months, $XXX residual income.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TILA ATR/QM	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000548	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX021)
[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The RTC was provided XX/XX/XXXXnd was dated XX/XX/XXXX by the borrower.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate lock is missing from the file	SELLER - GENERAL COMMENT (2023-03-30): Disagree: New Notice of Right to cancel was provided to the borrowers on XX/XX/XXXX with new rescission end date of XX/XX/XXXX. Notice of Right to Cancel transaction date is XX/XX/XXXX. "How to Cancel" midnight date is XX/XX/XXXX providing at least 3 business days. Disbursement date per the system of record is XX/XX/XXXX. Proper rescission period was provided. See attached NRTC, LOX and Shipping Label.
REVIEWER - GENERAL COMMENT (2023-03-30): Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form
REVIEWER - GENERAL COMMENT (2023-04-03): SitusAMC received LOE, copy of RTC and proof of delivery.
REVIEWER - CURED COMMENT (2023-04-03): SitusAMC received LOE, copy of RTC and proof of delivery.
SELLER - GENERAL COMMENT (2023-03-30): Disagree: New Notice of Right to cancel was provided to the borrowers on XX/XX/XXXX with new rescission end date of XX/XX/XXXX. Notice of Right to Cancel transaction date is XX/XX/XXXX. "How to Cancel" midnight date is XX/XX/XXXX providing at least 3 business days. Disbursement date per the system of record is XX/XX/XXXX. Proper rescission period was provided. See attached NRTC, LOX and Shipping Label.
REVIEWER - GENERAL COMMENT (2023-03-30): Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form
REVIEWER - CURED COMMENT (2023-04-03): SitusAMC received LOE, copy of RTC and proof of delivery.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative,  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000549	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Subject Property Discrepancy - Subject was provided as a Manufactured Home but the 1008 and AUS do not reflect as such.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,261.00 exceeds tolerance of $807.00 plus 10% or $887.70. Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $820.00 exceeds tolerance of $640.00.  Insufficient or no cure was provided to the borrower. (7506)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC or Sufficient Cure was not provided in the loan file
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased without a valid change in circumstance. Cure was not provided at closing.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000550	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete	The APR is missing. The APR is missing.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $787.60 exceeds tolerance of $100.00.  Insufficient or no cure was provided to the borrower. (8304)
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: Corrected Closing Disclosure provided after XX/XX/XXXX contains a change in APR and was not received by borrower at least 3 business days prior to closing.
Issue date XX/XX/XXXX, Closing XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $787.60 exceeds tolerance of $100.00. Insufficient cure was provided to the borrower.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000551	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided	Total debt ratio of XX% exceeds Guideline total debt ratio of XX%. File is missing a copy of the 2nd mortgage Heloc agreement.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - GENERAL COMMENT (2023-04-04): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator waived exception. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $210.24 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7559)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $120.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General QM Provision Investor and QM DTIs don't match and both moderately exceed Guidelines: General QM: The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(e) of XX% moderately exceed the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $210.24 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.
Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: The calculated dti exceeds max allowabl dti of 45%.
State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
Federal Compliance - (Missing Data) Last Rate Set Date: Initial rate lock is missing from the file
Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Missing notary acknowledgement on the security instrument.	REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator waived and downgraded DTI exception. REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator elects to waive and downgrade exception.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000552	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Income Documentation - Income Docs Missing:: Borrower: XXXXX XXXXX 4506-C (2020), 4506-C (2021) [2] Income Documentation - Income documentation requirements not met. [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete [2] General - Incomplete Document: Closing Disclosure is incomplete	4506-C is required and was not provided. Multiple sections of the first, fourth and fifth pages are not completed. Updated verbiage - CD dated 4/14 Multiple sections of the first, fourth and fifth pages are not completed. Updated verbiage - CD dated 4/14 Multiple sections of the first, fourth and fifth pages are not completed .Updated verbiage - CD dated 4/14 Multiple sections of the first, fourth and fifth pages are not completed. Updated verbiage - CD dated 4/14	SELLER - GENERAL COMMENT (2023-03-09): "Form 4506-C obtained (attached). ATR adequately supported. Compensating factors 1- Strong residual income 2- Potential for increased earnings 3- Long-term employment (relocated from XXXXX to XXXXX with same employer XXXXX & position as XXXXX) 4- Documented savings pattern 5- Substantial down payment from borrowers' own funds (XX% LTV) 6- Conservative use of consumer credit 7- Satisfactory homeownership experience (VOM - Sweden & current VOR attached) 8- History of devoting a higher percentage of income to housing 9- Presence and history of other occupants not included on note (non-borrowing spouse)
"
REVIEWER - GENERAL COMMENT (2023-03-09): 4506 is dated post close. Please provide documents valid at closing.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
REVIEWER - GENERAL COMMENT (2023-03-15): Please provide direction. Lender directions unclear. Exception has been down-graded and waived. Document provided is post close. Preclosing documentation required.  Please indicate if exception is to be reopened with pre closing documentation.
SELLER - GENERAL COMMENT (2023-03-08): "Form 4506-C obtained (attached).  ATR adequately supported. Compensating factors  1- Strong residual income  2- Potential for increased earnings  3- Long-term employment (relocated from XXXXX to XXXXX with same employer XXXXX & position as XXXXX)  4- Documented savings pattern  5- Substantial down payment from borrowers' own funds (XX% LTV)  6- Conservative use of consumer credit  7- Satisfactory homeownership experience (VOM - XXXXX & current VOR attached)  8- History of devoting a higher percentage of income to housing  9- Presence and history of other occupants not included on note (non-borrowing spouse)
"
REVIEWER - GENERAL COMMENT (2023-03-08): 4506 is dated post close. Please provide documents valid at closing.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
SELLER - GENERAL COMMENT (2023-03-08): Disagree: Closing Disclosure is complete. Please see attached Closing Disclosure.
REVIEWER - GENERAL COMMENT (2023-03-08): Provide evidence or attestation the incomplete CD was not provided to the borrower.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
SELLER - GENERAL COMMENT (2023-03-08): Disagree: Closing Disclosure is complete. Please see attached Closing Disclosure.
REVIEWER - GENERAL COMMENT (2023-03-08): Provide evidence or attestation the incomplete CD was not provided to the borrower.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
SELLER - GENERAL COMMENT (2023-03-08): Disagree: Closing Disclosure is complete. Please see attached Closing Disclosure.
REVIEWER - GENERAL COMMENT (2023-03-08): Provide evidence or attestation the incomplete CD was not provided to the borrower.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
SELLER - GENERAL COMMENT (2023-03-08): Disagree: Closing Disclosure is complete. Please see attached Closing Disclosure.
REVIEWER - GENERAL COMMENT (2023-03-08): Provide evidence or attestation the incomplete CD was not provided to the borrower.
REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.
SELLER - GENERAL COMMENT (2023-03-15): Disagree: Closing Disclosure is complete. Please see attached Closing Disclosure.
REVIEWER - GENERAL COMMENT (2023-03-15): Exceptions waived as indicated prior.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%. Compliant Higher Priced Mortgage Loan.
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $10.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (77101)
[2] Miscellaneous Compliance - Alternate source used for application date
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Federal HPML 2014 Compliant: Application date provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: No valid change of circumstance or cure is provided.
Miscellaneous Compliance - Alternate source used for application date: System screenshot provided.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated to Non QM.	SELLER - GENERAL COMMENT (2023-03-08): Disagree: No TRID fee tolerance issue related to the Flood Elevation Cert fee, which was disclosed in section C on the CD, is held to 10% tolerance. This is not a testing defect. No corrective action required.
REVIEWER - GENERAL COMMENT (2023-03-08): Provide invoice reflecting fee is paid for Elevation Certificate and not Flood Cert in file. Unable to clear without verification of fee.
SELLER - GENERAL COMMENT (2023-03-15): Disagree: No TRID fee tolerance issue related to the Flood Elevation Cert fee, which was disclosed in section C on the CD, is held to 10% tolerance. This is not a testing defect. No corrective action required.
REVIEWER - GENERAL COMMENT (2023-03-15): Provide invoice reflecting fee is paid for Elevation Certificate and not Flood Cert in file. Unable to clear without verification of fee.
SELLER - GENERAL COMMENT (2023-04-07): Disagree: The Flood Elevation fee was added to Section C of the CD and is a title-related fee, which are subject to a 10% aggregate baseline tolerance. This fee was paid to Trident Abstract Title Agency and is included in an itemization of title charges. Please see attached Invoice.
REVIEWER - GENERAL COMMENT (2023-04-10): SitusAMC Flood Elevation Cert is in section C and paid to title services. Also, this fee is under the services borrower shopped. Provide LOE along with corrected PCCD designated with title word in order to clear the exception or provide cure documents.	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000553	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Appraisal Documentation - Missing Document: Appraisal not provided	Missing the appraisal required per the AUS. Sections are blank.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. SELLER - GENERAL COMMENT (2023-03-23): See attached Automated Underwriting Feedback on page 7 showing appraisal Waiver used. REVIEWER - GENERAL COMMENT (2023-03-23): AUS provided was submission #58. Due Diligence used AUS submission #59 which was the most recent prior to note date and indicates loan is not eligible for an appraisal waiver.	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.				Borrower has verified disposable income of at least $XXX Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000554	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Loan closed as a Texas Home Equity with a 2 unit property. 2 unit properties are Ineligible for Texas Home Equity loans as stated in XXXX guidelines.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-03-17): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - WAIVED COMMENT (2023-03-17): Aggregator elected to waive and downgrade with compensating factors
REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors
															REVIEWER - WAIVED COMMENT (2023-03-17): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $796.00 exceeds tolerance of $721.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Application / Processing - Missing Document: Missing Lender's Initial 1003: A copy of the fully executed initial 1003 is missing. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee increased with no valid COC and no evidence of cure.	REVIEWER - CURED COMMENT (2023-03-02): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000555	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] General - Incomplete Document: Closing Disclosure is incomplete [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Missing verification on if solar panels listed on title are owned or leased, if there is an debt associated with them and missing the power purchase agreement. Closing disclosure dated XX/XX/XXXX is incomplete.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive. REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1				2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.	State Compliance - New York Late Charge Percent Testing: The Note on file states a 5.000% fee for overdue payment.			Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000556	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	Asset documentation is insufficient to cover the calculated cash required to close.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (InitiXX/XX/XXXX022)
[3] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (InitiXX/XX/XXXX022)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: The Final Closing Disclosure was issued at closing on XX/XX/XXXX.
Federal Compliance - TRID Loan Estimate Timing: The initial Loan Estimate was issued XX/XX/XXXX.  The initial loan application is dated XX/XX/XXXX.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: The List of Homeownership Counseling Organizations was provided XX/XX/XXXX.  The initial loan application is dated XX/XX/XXXX.
Federal Compliance - TRID Appraisal Disclosure - ECOA Timing: The Appraisal Disclosure was provided XX/XX/XXXX. The initial loan application is dated XX/XX/XXXX.	Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Loan Estimate Timing: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000557	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%
[2] Mortgage / Program Eligibility - AUS Findings: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds AUS combined loan to value percentage of XX%.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds AUS loan to value percentage of XX%.
[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Appraisal update on file for original appraisal shows a final value of $XXX. Appraisal update on file for original appraisal shows a final value of $XXX. Appraisal update on file for original appraisal shows a final value of $XXX. Using the coverage listed on the insurance binder, the coverage shortage is $XXX.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,796.50 exceeds tolerance of $1,321.00 plus 10% or $1,453.10. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by $475.50 due to increase of Title – Settlement/Closing/Escrow Fee; Title – Document Preparation Fee; Title – Recording Service Fee, and Title – Wire/Funding/Disbursement Fee. No valid COC provided, nor evidence of cure in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000558	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] General - Incomplete Document: Closing Disclosure is incomplete	Several Closing Disclosures with a Date Issued of XX/XX/XXXX were not complete.	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	3	[3] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $53.50 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7713)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: This is due to several incomplete Closing Disclosure found in file dated XX/XX/XXXX reflecting an APR as XX%. It was not possible to determine if these disclosures were provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: A valid Change of Circumstance was not found to the borrower for the addition of the Pest Inspection to Section C on the final Closing Disclosure.  A tolerance cure is required in the amount of $53.50 for this 0% tolerance fee.
Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates and an Affiliated Business Arrangement Disclosure was not found.	Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000559	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Refinance purpose discrepancy.: Loan refinance purpose of Rate/Term does not match AUS loan refinance purpose of Cash-out - Other. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Total cash-out discrepancy.: HUD-1 total cash-out of $XXX is greater than Guideline total cash-out of . [2] Loan File - Missing Document: Hazard Insurance Policy not provided	Borrower received less than $2,000 cash back. Loan is a Rate and Term. Borrower received less than $2,000 or 2% on a Cash Out refinance.	REVIEWER - WAIVED COMMENT (2023-06-01): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-06-01): Client elects to downgrade based on compensating factors. REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%.		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000560	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $110.00 exceeds tolerance of $85.00 plus 10% or $93.50.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $720.00 exceeds tolerance of $536.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Sufficient cure provided at closing.	REVIEWER - CURED COMMENT (2023-03-30): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-03-30): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000561	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Application / Processing - 1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.: Borrower: XXXXX XXXXX.
[2] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes.  Missing  documented and/or does not meet guideline requirements.
[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
													[2] Loan File - Missing Document: Hazard Insurance Policy not provided	Please provide documentation to confirm/determine if the co-signed loan has been included in the DTI. There is no Appraisal in the file.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000562	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	Auto loan being paid off at closing was omitted from underwriting calculations and first payment date is XX/XX/XXXX however, the loan was disbursed on XX/XX/XXXX and $XXX of prepaid interest is shown as being charged on the final settlement statement	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.				Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000563	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 700. [2] General - Initial Rate Lock rate date is not documented in file. [2] Loan File - Missing Document: Hazard Insurance Policy not provided	The calculated DTI exceeds the XXXX guideline maximum allowable of 45%.	REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - WAIVED COMMENT (2023-04-04): Aggregator elected to waive and downgrade with compensating factors. REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - WAIVED COMMENT (2023-04-05): Aggregator waived exception. REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7559)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The XXXX guideline maximum allowable DTI is 45%.	REVIEWER - WAIVED COMMENT (2023-04-06): Aggregator elected to regrade and waive with Compensating Factors.
REVIEWER - RE-GRADED COMMENT (2023-04-06): Aggregator elected to regrade and waive with Compensating Factors.
SELLER - GENERAL COMMENT (2023-04-11): Enhanced authority review completed, exception was approved under the NDS authority for DTI greater than 45% with Accept/Approve. DU - Fannie Mae. ATR adequately supported. ***Compensating factors  1- Long-term employment  2- Excellent mortgage history  3- LTV 80%  4- Presence and history of other occupants not included on note  5- Satisfactory residual income  6- Potential for increased earnings
REVIEWER - RE-OPEN COMMENT (2023-04-12): Reopen.
REVIEWER - WAIVED COMMENT (2023-04-12): Previously waived.
																							REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000564	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	REVIEWER - WAIVED COMMENT (2023-03-14): Aggregator Exception with Comp Factors provided for regrade and waive.	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXXXX XXXXX, Retired/Pension)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,090.00 exceeds tolerance of $729.00 plus 10% or $801.90.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Check Loan Designation Match - QM: The retirement documentation is missing from the file, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: The loan was agency approved with an Originator Loan Designation of SHQM; but the DTI ratio exceeds the maximum allowed by the QM standards causing the loan to waterfall through the QM Testing.
Federal Compliance - Retirement Documentation: The Retirement income documentation was not provided as per the ATR/QM SHQM requirements. Required documentation consists of the Award Letter and 2 Years Signed and dated 1040 or Transcripts.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: A valid COC or sufficient Cure was not provided in the loan file.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

																								Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000565	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided
[2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
[2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX
													[2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	The VVOE is not with 10 days of the Note date for previous employment. The VVOE is not with 10 days of the Note date for previous employment. The VVOE is not with 10 days of the Note date for previous employment.	REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - GENERAL COMMENT (2023-03-31): Seller provided MI data and the condition for the MI cert has been waived. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Aggregator elected to downgrade and waive with compensating factors.	1				2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: The lender has known affiliates and an Affiliated Business Arrangement Disclosure was not found.		Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000585	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - Investment Property Submitted as QM: Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.			Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000586	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Application / Processing - Missing Document: Fraud Report not provided	Revolving debt was marked as omitted, but was paid prior to closing. AUS resubmission is required.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Miscellaneous Compliance - Rental Income Vacating Primary: Qualified Mortgage (Dodd-Frank 2014): Analysis of Rental income requirement not met. Borrower's current address matches the REO property address. (XXXXX/25% Vacancy Method)
[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 8,257.08 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2123645)
[3] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2123644)
[3] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (FinXX/XX/XXXX021)
[2] Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - Check Loan Designation Match - QM: Revolving debt was marked as omitted, but was paid prior to closing. AUS resubmission is required, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Revolving debt was marked as omitted, but was paid prior to closing. AUS resubmission is required, causing the loan to waterfall through the QM DTI requirements.
Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: The disclosed payment of $688.09 is greater than the actual payment of $623.72
Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: The disclosure is provided on XX/XX/XXXX. The application date is XX/XX/XXXX.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Special Flood Hazard Disclosure Not Provided Timely: Liability for violations cannot be transferred to a subsequent purchaser of a loan.

																								Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		TILA ATR/QM	B	B	B	B	B	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000587	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[3] Federal Compliance - Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXXXX XXXXX, LLC/Schedule C)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM, however the file does not contain 2 years tax return and is waterfalling through QM testing, causing a Loan Designation discrepancy.
Federal Compliance - QM DTI: The calculated dti exceeds the max DTI allowable per ATR/QM of 43%.
Federal Compliance - Sole Proprietorship Income Documentation Test: Missing two years signed and dated personal tax returns.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000588	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Home Improvement	N/A	2	1				1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021) [2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The File is missing proof that the Borrower received a copy of the Appraisal at least 3 business days prior to closing or a Waiver indicating that the Borrower waived their rights to receive a copy of the Appraisal. Federal Compliance - Investment Property Submitted as QM: Direction from client to test all loans to Safe Harbor QM reqs.			Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000589	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Guideline Issue - Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $XXX.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors REVIEWER - RE-OPEN COMMENT (2023-04-03): Grade 3 property exception, this cannot be downgraded. REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - Investment Property Submitted as QM: The loan was approved with an Originator Loan Designation of SHQM.			Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%.		-	C	C	C	C	C	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000590	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	1				1				2	[2] Federal Compliance - Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.	Federal Compliance - Investment Property Submitted as QM: Direction from client is to test all loans to Safe Harbor QM reqs.			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000591	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Loan File - Missing Document: Hazard Insurance Policy not provided	HO-6 policy is not required but is reflected on AUS. Missing Insurance Policy to verify monthly expenses.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX021)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charges are $155,989.30. Due Diligence Finance Charges are $157,308.89. There is a variance of $1,319.59.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence the Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has verified disposable income of at least $XXX

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000594	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	1	1	3	[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $495.00 exceeds tolerance of $485.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor and loan is waterfalling to ATR/QM standard DTI requirement of maximum 43%, resulting in a Loan Designation discrepancy.
Federal Compliance - QM DTI: Loan was AUS approved with a DTI of XX% and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.	REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing	Federal Compliance - Check Loan Designation Match - QM: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - QM DTI: Although this issue is subject to a 3 year SOL for affirmative claims under TILA, AMC does not adjust grading taking into account TILA SOL for exceptions under ATR, given the potential for enhanced damages when asserting an ability to repay defense in response to an action to collect a debt by recoupment or set-off.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TILA ATR/QM	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C
XXXX	XXXX	XXXX	20000597	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Policy coverage is insufficient by $XXX.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000598	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1					Borrower has verified disposable income of at least $XXX Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000599	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] General - Incomplete Document: Closing Disclosure is incomplete	Missing issue date.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000600	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $103.65 exceeds tolerance of $97.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)		REVIEWER - CURED COMMENT (2023-02-28): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000601	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Income Documentation - Income documentation requirements not met.	The AUS requires two years signed and dated tax returns, only one year provided.	REVIEWER - GENERAL COMMENT (2023-03-13): Aggregator elected to waive and downgrade with compensating factors	1				2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Aggregator elected to downgrade and waive income exceptions with compensating factors.		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	A	B	B	B	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000603	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] General Appraisal Requirements - Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: XX/XX/XXXX 4 Family			1				2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower was not provided with a copy of the appraisal three (3) business days prior to consummation.	SELLER - GENERAL COMMENT (2023-02-17): Borrower signed closing document stating they did Receive the appraisal within 3 days SELLER - GENERAL COMMENT (2023-02-17): Borrower signed docs stating appraisal was received REVIEWER - GENERAL COMMENT (2023-02-20): Nothing required from seller.				-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000605	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000606	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	2055 and BPO have been provided and applied.	SELLER - GENERAL COMMENT (2023-02-20): XXXX to order secondary valuations. REVIEWER - GENERAL COMMENT (2023-02-20): Nothing required from seller.	2	[2] Appraisal Documentation - Loan is to be securitized. Drive by (exterior only) appraisal was provided in lieu of full appraisal. The secondary valuation supports the value, yet does not meet Fitch requirements. (GSE COVID19): Application Date: XX/XX/XXXX; Closing Date: XX/XX/XXXX			1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	D	D	D	D	D	A	A	A	A	A	B	D	B	B	B	D	D	D	D	D
XXXX	XXXX	XXXX	20000608	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	1				3	[3] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Highest level secondary valuation does not support the qualifying value.; Sec ID: 33: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value: $XXX - BPO: $XXX - 1075 :$XXX		2	[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.		SELLER - GENERAL COMMENT (2023-02-17): Appraisal discl attached REVIEWER - GENERAL COMMENT (2023-02-20): Nothing required from seller.	Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	C	B	C	C	C	C	B	C	C	C
XXXX	XXXX	XXXX	20000609	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 43: Note Date: XX/XX/XXXX; Lien Position: 1			1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $791.00 exceeds tolerance of $623.00 plus 10% or $685.30. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2023-02-15): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000612	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect. IRS payment in the amount of $XXX not included in debt to income ratio by lender.	REVIEWER - WAIVED COMMENT (2023-03-01): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000614	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - XX/XX/XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 4,122.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Amount of Non-Escrowed Property Costs over Year 1. (FinXX/XX/XXXX021)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $907.20 exceeds tolerance of $900.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - XX/XX/XXXX: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $4,122.00 on page 4; however the Property Taxes ($3,911.04), Insurance ($211.44) and MI Insurance is ($2,457.00) total $6,579.48 per year.
Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The final CD did not disclose the Amount of Non-Escrowed Property Costs over Year 1 on page 4; however the HOA dues are ($3,720.00) per year.   Final CD reflects Estimated Taxes, Insurance & Assessments of $343.50 monthly, correct amount is $653.50 per month.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Taxes was last disclosed as $900.00 on LE but disclosed as $907.20 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	SELLER - GENERAL COMMENT (2023-02-16): MI should not be totaled in the amount of escrowed property cost over a year. 4122.00 is correct for taxes and insurance
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
SELLER - GENERAL COMMENT (2023-02-20): The regulation states MI disclosed, there is no MI disclosed in the escrow section of page 2 of the CD. Per the MI cert this is zero monthly MI, therefore should not be included in the sum of escrows on page 5
REVIEWER - GENERAL COMMENT (2023-02-21): SitusAMC received rebuttal that MI does not need included in property costs.  However, Final CD Escrowed Property Costs over Year 1 and Monthly Escrow Payment. Both of these sections need to include the MI. The TRID 2.0 update, which went into effect with applications taken on or after XX/XX/XXXX optional compliance date XX/XX/XXXX requires MI to be included in the “Escrowed Property Costs over Year 1”: The TRID 2.0 update, which went into effect with applications taken on or after XX/XX/XXXXoptional compliance date XX/XX/XXXX requires MI to be included in the “Escrowed Property Costs over Year 1”: Paragraph 38(l)(7) (A)(4).
1. Estimated costs paid using escrow account funds. The amount the consumer will be required to pay into an escrow account with each periodic payment during the first year after consummation disclosed under § 1026.38(l)(7) (A)(4) is equal to the sum of the amount of estimated escrow payments disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(iii)) *and the amount the consumer will be required to pay into an escrow account to pay some or all of the mortgage insurance premiums disclosed under § 1026.38(c)(1) (as described in § 1026.37(c)(2)(ii)).  Corrected CD and LOE to borrower required to cure adding the MI.
SELLER - GENERAL COMMENT (2023-02-16): Monthly payment includes the taxes and insurance, MI is not included
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
REVIEWER - CURED COMMENT (2023-02-15): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000615	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Number of units discrepancy.: Appraisal number of units of 3 does not match AUS number of units of 1. [2] AUS Discrepancy / Guidelines Discrepancy - AUS Findings: Property type discrepancy.: Appraisal property type of 3 Family does not match AUS property type of Single Family Detached.	Verified stated defect. AUS was submitted as 1 unit property however subject is 3 unit. Max LTV for 3 unit investment of 75% would be exceeded. Verified stated defect. AUS was submitted as 1 unit property however subject is 3 unit. Max LTV for 3 unit investment of 75% would be exceeded.	SELLER - GENERAL COMMENT (2023-02-20): This was a known defect disclosed on bid tape.
REVIEWER - GENERAL COMMENT (2023-02-21): Acknowledged that this was the stated defect - for review purposes it must still be identified by SAMC.  Finding remains open.
REVIEWER - WAIVED COMMENT (2023-02-23): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-02-20): This was a known defect disclosed on bid tape.
REVIEWER - GENERAL COMMENT (2023-02-21): Acknowledged that this was the stated defect - for review purposes it must still be identified by SAMC.  Finding remains open.
															REVIEWER - WAIVED COMMENT (2023-02-23): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000616	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1				2	[2] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 22: Note Date: XX/XX/XXXX; Lien Position: 1		SELLER - GENERAL COMMENT (2023-02-22): XXXX to order secondary valuation. REVIEWER - GENERAL COMMENT (2023-02-23): Investor to order. No other further comments needed from seller.	1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	B	A	A	A	A	B
XXXX	XXXX	XXXX	20000617	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1	3	[3] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - XX/XX/XXXX: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,696.16 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $259.90 exceeds tolerance of $255.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $226.00 exceeds tolerance of $222.00.  Insufficient or no cure was provided to the borrower. (7567)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75197)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $195.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75178)	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - XX/XX/XXXX: The CD dated XX/XX/XXXX did not include the $35.78 MI payment in the annual expenses.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicated the Transfer Tax was increased to $259.90 with no Valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicated the Lenders Title Insurance Fee was increased to $226.00 with no Valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicated the E-Recording Fee of $15.00 was added with no Valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicated the Title Search Fee of $195.00 was added with no Valid COC or cure provided.	SELLER - GENERAL COMMENT (2023-02-16): MI is not required to be listed in Amount of Escrowed Property Costs over a year. HOI at 102.85 per month and taxes at 121.83 per month total 2696.16 per year which is disclosed on the final signed CD
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
SELLER - GENERAL COMMENT (2023-02-16): Valid CD CIC issued onXX/XX/XXXX increasing the loan amount allows for transfer stamps to be redisclosed.  redisclosed transfer stamps with loan amount CIC was disclosed at 259.90 and matches final CD - no cure required for increased transfer stamps.
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
SELLER - GENERAL COMMENT (2023-02-16): $4.00 increase in Title insurance is included in the cure issued at closing for $214.00 total cure amount of $214.00 is $195+$15+$4
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
SELLER - GENERAL COMMENT (2023-02-16): $15 E-Recording fee is included in the cure issued at closing for $214.00
REVIEWER - GENERAL COMMENT (2023-02-16): EV2
SELLER - GENERAL COMMENT (2023-02-16): $195 title search fee is included in the cure issued at closing for $214.00
REVIEWER - GENERAL COMMENT (2023-02-16): EV2	Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - October 2018: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000618	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000619	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,581.50 exceeds tolerance of $1,227.00 plus 10% or $1,349.70. Sufficient or excess cure was provided to the borrower at Closing. (0)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $671.00 exceeds tolerance of $644.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Title-Search fees in the amount of $195.00 was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, cure provided at closing. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer Taxes was last disclosed as $644.00 on LE but disclosed as $671.00 on Final Closing Disclosure. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - CURED COMMENT (2023-02-16): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-16): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000620	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - Self-Employed Tax Return Recency - QM: General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (Libby,Jeffrey MiHi Entertainment LLC/Schedule C)
																					[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX021)	Federal Compliance - Self-Employed Tax Return Recency - QM: Informational exception, nothing required from seller. Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: The final CD is missing the Mortgage Broker NMLS ID number.	REVIEWER - CURED COMMENT (2023-02-21): CURED ON PC CD.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000621	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000622	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect. Unable to use income from XXXXX XXXXX due to lack of positive liquidity.	SELLER - GENERAL COMMENT (2023-02-20): Stated defect DTI XX%, but not XX% with removing income from Innovative for B1. Using for B1 self-employment income with Essential Software $XXX/mo-see income worksheet along with 2019 business returns.
REVIEWER - GENERAL COMMENT (2023-02-21): Review DTI is using income for b1 of $XXX and income from B2 of $XXX for a total of $XXX.  Total debt is $XXX which matches the AUS and overall DTI is XXX% /$XXX = XX%.
SELLER - GENERAL COMMENT (2023-02-23): UW is coming up with lower DTI but still over 50%:
DTI is at XX%  not XX%, with removing income from Innovative for B1.  Using for B1 self-employment income with Essential Software $XXX/mo.

Total income used (B1 and B2) $XXX
Total liabilities: $XXX ($XXX (primary residence) + $XXX (other per credit) + XXX (rental loss) + $XXX (subject net cash flow))

Comp factors:
fico at XXX
11 months of reserves
Per business returns, Innovative brough income - we were unable to use it due lack of liquidity
REVIEWER - GENERAL COMMENT (2023-02-24): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-02-24): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-02-24): Variance exists with negative rental income $XXX vs $XXX.  Resulting DTI is XX%.
SELLER - GENERAL COMMENT (2023-02-24): Can you please provide your breakdown of rental income?
REVIEWER - GENERAL COMMENT (2023-02-24): No rental income is being used for XXXXX XXXXX or XXXXX XXXXX.  PITI for XXXXX XXXXX is $XXX.  PITI for 1 XXXX is $XXX.  Negative rent for subject is $XXX.  $XXX + $XXX= - $XXX.
SELLER - GENERAL COMMENT (2023-02-27): We agree with DTI calculation
															REVIEWER - WAIVED COMMENT (2023-02-27): Client elects to downgrade based on compensating factors.	1				1					Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000623	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: Final CD missing the Broker's NMLS ID number.	REVIEWER - CURED COMMENT (2023-02-16): PC CD with cure provided.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000624	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	The subject rent schedule was not provided to offset the liabilities added with the transaction.	SELLER - GENERAL COMMENT (2023-02-20): Invalid - Rental income from subject not used.
REVIEWER - GENERAL COMMENT (2023-02-21): DTI calculated by the review includes primary housing expense for all borrowers of $XXX, loss on the subject of $XXX, loss on the other rental of $XXX and other monthly debt of $XXX for a total monthly debt of $XXX.  AUS reflects total monthly debt of only $XXX.  Unable to determine the reason for the difference as 1008 does not reflect all of the debt and there are no other uw worksheets in file.  Finding remains open.
SELLER - GENERAL COMMENT (2023-02-23): Agree with DTI

Comp factors:
Fico XXX
DTI XX%
two borrowers
															REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000625	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Student loan with balance of $XXX and no stated payment was qualified with $XXX payment(XX%) and should have been $XXX (XX%).	SELLER - GENERAL COMMENT (2023-02-20): known defect disclosed on the bid tape REVIEWER - GENERAL COMMENT (2023-02-20): Nothing required from seller. REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000626	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				1				2	[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (FinXX/XX/XXXX021)	Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: Final Closing Disclosure did not contain NMLS information for the Broker company.	REVIEWER - CURED COMMENT (2023-02-17): Cured on PC CD.	Federal Compliance - TRID Final Closing Disclosure Contact Information - Broker: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000627	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Utilizing a YTD average of base income of $XXX results in a DTI of XX% which exceeds the AUS tolerance and invalidates the findings. UW used hourly wage times hours from just one of the paystubs; however, the hours on each paystub vary which makes use of an average more accurate.	SELLER - GENERAL COMMENT (2023-02-22): AUS would provide approval at XX%
SELLER - GENERAL COMMENT (2023-02-23): We agree with DTI, please note our previous comment that AUS would provide approval at XX%

Comp factors:
Low DTI at XX%
fico XXX
r/t to improve the rate
REVIEWER - GENERAL COMMENT (2023-02-23): Comments noted and while it is true that AUS would almost certainly approve at the slightly higher DTI as it is still a very good DTI, this finding is valid based on the file as it closed.  Finding remains open.
REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 32.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX% moderately exceeds the guideline maximum of 32.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $805.62 exceeds tolerance of $655.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM
																						Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: Utilizing a YTD average of base income of $XXX results in a DTI of XX which exceeds the AUS tolerance and invalidates the findings. UW used hourly wage times hours from just one of the paystubs; however, the hours on each paystub vary which makes use of an average more accurate.	REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT (2023-02-22): AUS would provide approval at XX% REVIEWER - GENERAL COMMENT (2023-02-23): Comments noted and while it is true that AUS would almost certainly approve at the slightly higher DTI as it is still a very good DTI, this finding is valid based on the file as it closed. Finding remains open. REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2023-02-16): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXX The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000628	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000629	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided.; Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1			1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,241.50 exceeds tolerance of $2,022.00 plus 10% or $2,224.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Ten Percent Fee Tolerance exceeded for Transfer Tax without a cure or Valid Change of Circumstance.	REVIEWER - CURED COMMENT (2023-02-16): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000630	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1	2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 43: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value $XXX; BPO Value $XXX; 2055 Value $XXX.	2	[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - XX/XX/XXXX Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 1,408.44 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,880.69 exceeds tolerance of $1,707.00 plus 10% or $1,877.70. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - XX/XX/XXXX Test: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $3,328.71 on page 4; however the Property Taxes ($1,167.00), Insurance ($494.04) total $1,661.04 per year.
																						Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Title fees (Messenger, Electronic Delivery, Title Tax Certification and Wire Fees) was not disclosed on Loan Estimate. But, disclosed on the Final CD. File does not contain a valid COC for this fee, cure provided at closing.	SELLER - GENERAL COMMENT (2023-02-21): LOE and CD attached. REVIEWER - CURED COMMENT (2023-02-22): SitusAMC received Post CD and LOX. REVIEWER - CURED COMMENT (2023-02-17): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000631	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1				3	[3] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Highest level secondary valuation does not support the qualifying value.; Sec ID: 33: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value $XXX; BPO Value $XXX; 2055 Value $XXX.		1							-	A	A	A	A	A	A	A	A	A	A	C	B	C	C	C	C	B	C	C	C
XXXX	XXXX	XXXX	20000632	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	N/A	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Verified stated defect. Missing Appraisal 1075 and BPO have been provided and applied.		3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Verified stated defect. Missing an Appraisal. 1075 and BPO have been provided and applied.	SELLER - GENERAL COMMENT (2023-02-20): XXXXX to order secondary valuation. REVIEWER - GENERAL COMMENT (2023-02-21): Investor to provide. Please refrain from making further comments.	1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000633	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Stated defect confirmed: The AUS results in the loan file required an appraisal. The file did not contain an appraisal and there was no charge on the final Closing Disclosure for one. 2055 and BPO have been provided and applied.		3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Stated defect confirmed: The AUS results in the loan file required an appraisal. The file did not contain an appraisal and there was no charge on the final Closing Disclosure for one. 2055 and BPO have been provided and applied.	SELLER - GENERAL COMMENT (2023-02-20): XXXXX to order secondary valuation. REVIEWER - GENERAL COMMENT (2023-02-21): Investor to provide. Please refrain from making further comments.	1							-	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000634	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000635	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $520.00 exceeds tolerance of $500.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicates the Appraisal Fee was increased to $520.00 with no Valid COC or cure provided.	SELLER - GENERAL COMMENT (2023-02-21): Check & Tr # attached REVIEWER - GENERAL COMMENT (2023-02-21): SitusAMC received Copy of Refund Check and proof of mailing for required cure amount. Missing (LOE to borrower, Corrected CD) SELLER - GENERAL COMMENT (2023-02-27): PCCD and LOE REVIEWER - CURED COMMENT (2023-02-27): SitusAMC received PCCD, LOE, Proof of delivery & refund check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000636	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000637	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	3	[3] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Highest level secondary valuation does not support the qualifying value.; Sec ID: 33: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value $XXX; BPO Value $XXX; 2055 Value $XXX.	1	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee. Fee Amount of $3.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75229)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Pick Up Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (75205)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $15.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower. (75197)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $3.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75229)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Pick Up Fee.  Fee Amount of $25.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75205)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $15.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75197)		REVIEWER - CURED COMMENT (2023-02-17): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2023-02-17): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2023-02-17): Sufficient Cure Provided within 60 Days of Closing REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-23): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	C	B	C	C	C	C	B	C	C	C
XXXX	XXXX	XXXX	20000638	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Transaction is purchase of 4 unit primary, lender used income from all 4 units to qualify.	SELLER - GENERAL COMMENT (2023-02-23): Calculations -
DTI calculation:
Income:
Base income:
$XXX*40*52/12= $XXX/mo
Rental income from 3 units per appraisal. Subject is a 4 unit property and the borrower occupies one of the units.
$XXX*75%=$XXX/mo
Total income $XXX/mo

Liabilities:
$XXX - subject PITI
$XXX - other(student loan)
Total Liabilities: $XXX

DTI  $XXX/$XXX = XX%

Comp factors:
Over 140 months of reserves
only one liability besides mortgage payment
history of OT income
REVIEWER - GENERAL COMMENT (2023-02-24): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $595.00 exceeds tolerance of $585.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Updated LD of NonQM matches Due Diligence Designation of NonQM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal fee was disclosed on Loan Estimate for $585.00. But, disclosed on the Final CD as $595.00. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2023-02-20): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000639	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000640	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000641	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] General - Missing Document: 1007 Rent Comparison Schedule not provided [2] Application / Processing - Missing Document: AUS not provided	Verified stated defect. Loan is ineligible as LTV of XX% exceeds maximum of XX% for cashout on 1 unit investment.	SELLER - GENERAL COMMENT (2023-02-22): agree - 1007 needed - rental income from subject used
REVIEWER - GENERAL COMMENT (2023-02-23): Lender comment acknowledged, but no additional documentation provided.  Finding remains open.
SELLER - GENERAL COMMENT (2023-02-24): Please see attached 1007
REVIEWER - GENERAL COMMENT (2023-02-24): Need 1007 from the time of origination.  1007 provided is post-close and rental markets would have fluctuated from 2021.  Exception remains.
SELLER - GENERAL COMMENT (2023-02-27): 1007 was not obtained at the time of underwriting - it was missed.  Therefore we requested it now.
Rental income from subject property was calculated based on the tax return/schedule E and the underwriter used monthly rent of $XXX to calculate subject net cash flow.
Per 1007, the current estimated market rent is $XXX. It is possible that the market rent could slightly increase within the past 2 years but it is highly unlikely that it would increase by $XXX/mo (over 27%).
The purpose of 1007 is to confirm that the rental income calculated of the tax return is supported. Please re-consider.
REVIEWER - GENERAL COMMENT (2023-02-27): We cannot accept post-closing documents for purposes of DTI calculation.  XXXXX can elect to downgrade with comp factors.
REVIEWER - WAIVED COMMENT (2023-02-28): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-02-22): agree but this was a stated defect
REVIEWER - GENERAL COMMENT (2023-02-23): Lender comment acknowledged and although this was the stated defect, SAMC must still cite it as a part of the diligence review.  Finding remains open.
															REVIEWER - WAIVED COMMENT (2023-02-24): Client elects to downgrade with compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000642	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000643	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000644	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	3	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Loan is required to be approved by DU/DO or LP/LPA. Secondary valuation is in file. Missing primary valuation (URAR or Interior Hybrid). Sec ID: 85 [2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided.; Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	Origination: $XXX - BPO: $XXX - 2055: $XXX Origination: $XXX - BPO: $XXX - 2055: $XXX	2	[2] Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - XX/XX/XXXX Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 2,870.88 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,052.00 exceeds tolerance of $862.00 plus 10% or $948.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - XX/XX/XXXX Testing: Nothing required for this exception.	REVIEWER - CURED COMMENT (2023-02-20): Sufficient Cure Provided At Closing	Federal Compliance - TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000645	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	3	1				3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Verified stated defect. Missing Appraisal. 2055 and BPO have been provided and applied.	SELLER - GENERAL COMMENT (2023-02-20): XXXXX to order secondary valuation. REVIEWER - GENERAL COMMENT (2023-02-21): Investor to provide. Please refrain from making further comments.	1							-	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000646	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	There was no evidence in file that student loans were on an income driven payment plan so they were qualified using XX% of balance per AUS.	SELLER - GENERAL COMMENT (2023-02-22): Change in DTI is at 3% which is within tolerance per Agency guidelines REVIEWER - GENERAL COMMENT (2023-02-23): The DTI is slightly over the 3% allowed to still be considered in compliance with the AUS (calculated DTI of XX% vs AUS DTI + XX% of XX%). Finding remains open. REVIEWER - WAIVED COMMENT (2023-02-27): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Loan is required to be approved by DU/DO or LP/LPA. Secondary valuation is in file. Missing primary valuation (URAR or Interior Hybrid). Sec ID: 85	Origination: $XXX - 2055: $XXX	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 29.57%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,146.00 exceeds tolerance of $1,036.00 plus 10% or $1,139.60. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated LD to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Title Recording Service Fee was not disclosed on Loan Estimate. But, disclosed on the Final CD. File does not contain a valid COC for this fee, cure provided at closing.	REVIEWER - WAIVED COMMENT (2023-02-27): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2023-02-17): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000647	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	1				2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1			1							-	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000648	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Occupancy discrepancy.: Property occupancy of Primary does not match Guideline property occupancy.	The Assets documented have less reserves then required by the AUS. Verified stated defect. Loan was approved as a primary however insurance for subject XXXXX XXXXXX lists XXXXX XXXXX as mailing address and Fair Rental Value coverage. 1003 did not list XXXXX XXXXX as current/prior address or REO. DataVerify Fraud report lists borrower as owner of XXXXX XXXXXX.	SELLER - GENERAL COMMENT (2023-02-27): Assets were gifts. Gift documentation attached. 3 separate gifts of $XXX,XXX, and $XXX
SELLER - GENERAL COMMENT (2023-02-27): $XXX gift
SELLER - GENERAL COMMENT (2023-02-27): $XXX and $XXX gifts
REVIEWER - GENERAL COMMENT (2023-02-28): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.
REVIEWER - GENERAL COMMENT (2023-02-28): Calculated cash to close is $XXX.  Total assets $XXX.
REVIEWER - WAIVED COMMENT (2023-03-09): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-02-27): This is the SD defect  Buyer need to review and signoff
SELLER - GENERAL COMMENT (2023-02-28): This is the SD defect, buyer should review.
REVIEWER - GENERAL COMMENT (2023-02-28): Investor to review.  No further comments from seller required.
															REVIEWER - WAIVED COMMENT (2023-03-20): Client elects to downgrade based on compensating factors.	1				1					Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000649	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. The post close credit report indicates 2 installment loans were opened prior to the subject closing. The additional payments resulted in the increased DTI ratio.	SELLER - GENERAL COMMENT (2023-03-16): There were no additional accounts showing on credit or on the post-closing check . REVIEWER - GENERAL COMMENT (2023-03-17): Stated defect - XXXXX opened XX/XX/XXXX and XXXXX opened XX/XX/XXXX with XX/XX/XXXX close. Pentagon included inquiry on origination credit and also as a new account on XX/XX/XXXX equifax Alert Report prior to XX/XX/XXXX disbursement. REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 47.86%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan is NonQM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000651	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				3	[3] Appraisal Reconciliation - Valuation Issue: Subject appraisal comparables do not support value	Verified stated defect. Subject is 2/1 and no comparable provided mirror 2 bed 1 bath, all are superior resulting in unbracketed subject.	SELLER - GENERAL COMMENT (2023-02-27): this is the agreed upon defect on the loan. Not sure what I can provide here. Please send to buyer for review REVIEWER - GENERAL COMMENT (2023-02-27): Investor to address. Nothing further from seller needed. REVIEWER - GENERAL COMMENT (2023-06-05): An updated BPO was provided BPO dated XX/XX/XXXX reflects an as is value of $XXX. Sale comparables bracketed the subject property and are relatively similar in age.	2	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021) [2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The loan file is missing evidence the borrower received a copy of the appraisal 3 days prior to at the time of closing. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The loan file is missing evidence the borrower received a copy of the appraisal 3 days prior to at the time of closing.	SELLER - GENERAL COMMENT (2023-02-27): appraisal delivered to borrower on XX/XX/XXXX SELLER - GENERAL COMMENT (2023-02-27): proof REVIEWER - GENERAL COMMENT (2023-02-28): Appraisal was delivered on XX/XX/XXXX and closing took place on XX/XX/XXXX, which is not 3 business days. Exception to remain EV2. SELLER - GENERAL COMMENT (2023-02-27): appraisal delivered to borrower on XX/XX/XXXX SELLER - GENERAL COMMENT (2023-02-27): proof REVIEWER - GENERAL COMMENT (2023-02-28): Appraisal was delivered on XX/XX/XXXX and closing took place on 10/18, which is not 3 business days. Exception to remain EV2.				-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000652	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided	Verified stated defect. Missing appraisal. 2055 and BPO have been provided and applied.		3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Verified stated defect. 2055 and BPO have been provided and applied.	SELLER - GENERAL COMMENT (2023-02-20): XXXX to order secondary valuation. REVIEWER - GENERAL COMMENT (2023-02-21): Investor to provide. Please refrain from making further comments.	1							-	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000653	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Property type discrepancy.: Appraisal property type of Single Family Detached does not match Guideline property type of .	Verified stated defect. AUS lists property type as 1 family, however subject is zoned as 2 to 4 family and has both upstairs and downstairs kitchen areas.	SELLER - GENERAL COMMENT (2023-02-27): This is the defect that was disclosed to the buyer. Per the tape: Appraisal on wrong form. Subject property was valued as a SFR. However, it was determinied that it’s a two-unit property. Appraisal should have been on Form 1025 vs form 1004. Appraiser will NOT correct the form. Buyer needs to review, please. REVIEWER - GENERAL COMMENT (2023-02-28): Investor to address. No further comment from seller is needed. REVIEWER - WAIVED COMMENT (2023-03-20): Client elects to downgrade based on compensating factors.	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value: $XXX - BPO Value: $XXX - 2055 Value: $XXX		1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000654	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	1	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided.; Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): Maryland Mortgage Lending Regulations: Disclosure on responsibility for payment of taxes and insurance not provided to borrower within ten (10) business days of application or three (3) business days prior to closing.
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,443.80 exceeds tolerance of $920.00 plus 10% or $1,012.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): Nothing required from seller please. EV2 does not require resolution.	REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing	State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided Timely): Assignee liability is unclear.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000655	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	1	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1	Origination: $XXX - BPO: $XXX - 2055: $XXX	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $528.60 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $60.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7563)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $650.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7561)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Policy Guarantee Fee.  Fee Amount of $2.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75229)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $625.00 exceeds tolerance of $545.00.  Insufficient or no cure was provided to the borrower. (7506)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $545.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non-QM.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: SitusAMC The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As title fees was not included in section C of the most recent LE, the consumer was not allowed to shop and a cure is required. Provide Corrected CD,  LOE to borrower, proof of mailing and copy of refund check.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: SitusAMC The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As title fees was not included in section C of the most recent LE, the consumer was not allowed to shop and a cure is required. Provide Corrected CD,  LOE to borrower, proof of mailing and copy of refund check.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: SitusAMC The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As title fees was not included in section C of the most recent LE, the consumer was not allowed to shop and a cure is required. Provide Corrected CD,  LOE to borrower, proof of mailing and copy of refund check.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: SitusAMC The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As title fees was not included in section C of the most recent LE, the consumer was not allowed to shop and a cure is required. Provide Corrected CD,  LOE to borrower, proof of mailing and copy of refund check.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee was increased on the initial Closing Disclosure datedXX/XX/XXXX The file did not contain a valid Change of Circumstance for the increased fee and although there was a tolerance cure reflected on the final CD it was not sufficient to cover all tolerance issues.	SELLER - GENERAL COMMENT (2023-02-23): Loan has an appraisal and an escrow account, per regulation HPML is satisfactory with these compensating factors
REVIEWER - GENERAL COMMENT (2023-02-24): Exception is informational and no further response is needed.
REVIEWER - GENERAL COMMENT (2023-02-28): SitusAMC Received PCCD dated XX/XX/XXXX along with LOE for cure of $715.60 however we require copy of check and proof of mailing for the same.
SELLER - GENERAL COMMENT (2023-03-01): Please see check and tracking
REVIEWER - CURED COMMENT (2023-03-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.
REVIEWER - GENERAL COMMENT (2023-02-28): SitusAMC Received PCCD dated XX/XX/XXXX along with LOE for cure of $715.60 however we require copy of check and proof of mailing for the same.
SELLER - GENERAL COMMENT (2023-03-01): Please see check and tracking
REVIEWER - CURED COMMENT (2023-03-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.
REVIEWER - GENERAL COMMENT (2023-02-28): SitusAMC Received PCCD dated XX/XX/XXXX along with LOE for cure of $715.60 however we require copy of check and proof of mailing for the same.
SELLER - GENERAL COMMENT (2023-03-01): Check and tracking
REVIEWER - CURED COMMENT (2023-03-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.
REVIEWER - GENERAL COMMENT (2023-02-28): SitusAMC Received PCCD dated XX/XX/XXXX along with LOE for cure of $715.60 however we require copy of check and proof of mailing for the same.
SELLER - GENERAL COMMENT (2023-03-01): Please see check and tracking
REVIEWER - CURED COMMENT (2023-03-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.
SELLER - GENERAL COMMENT (2023-02-22): we agree a cure is needed, but do not agree with the numbers, can you please confirm you agree? There were a few CICs completed on the CD, and one of them was to set up the additional notary fee since the borrower informed us it would need to be a split closing.

We think there should be  a 715.60 cure that would need to be added (the recording and appraisal cures were on the final CD signed at closing). Can you confirm you agree?
REVIEWER - GENERAL COMMENT (2023-02-23): SitusAMC Overall Cure required on file is $1320.60 and Final CD reflects cure of $161.40 is insufficient to cure all exceptions. Title - Settlement fee $650, Title Document preparation fee $60, Title - Endorsement fee $528.60 and Ttile - TX- Guaranty fee $2 falls under Zero percent as borrower was not allowed to shop for title fees on LE . A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-02-23): Hi, can you please clarify? Title settlement is $100 cure, title doc prep fee, $60, endorsement $528.60, Texas G Fee for $2, this would be an additional = $690.60

We already cured the appraisal fee ($80) and the recording fee ($81.40). Can you please confirm?
SELLER - GENERAL COMMENT (2023-02-23): Updated break down attached
REVIEWER - GENERAL COMMENT (2023-02-23): SitusAMC Agree that Sufficient cure provided for Appraisal Fee at closing. . Title - Settlement fee $650, Title Document preparation fee $60, Title - Endorsement fee $528.60 and Title - TX- Guaranty fee $2 falls under Zero percent as borrower was not allowed to shop for title fees on LE . Also, Fees disclosed on Initial LE under section C are without "Title -" prefix. If fees disclosed on LE without prefix are one and same which disclosed on Final CD then we require Letter of Explanation for the same. Exception will be re-evaluate once we received LOE. If not LOE the A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-02-24): [3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,513.10 exceeds tolerance of $2,026.00 plus 10% or $2,228.60.  Insufficient or no cure was provided to the borrower. (0)
EXCEPTION INFO: A tolerance cure was provided at closing; however, it was not sufficient to cover all of the tolerance issues. - this is incorrect - title fees are zero tolerance.  only the recording fee is part of the 10% and the amount was cured on the final CD for 81.40 (see cure breakdown below)

[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $2.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75228)
EXCEPTION INFO: A TX Guaranty Fee was added on the initial Closing Disclosure datedXX/XX/XXXX The file did not contain a valid Change of Circumstance for the added fee and although there was a tolerance cure reflected on the final CD it was not sufficient to cover all tolerance issues. - this is correct and is part of the cure breakdown below

[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $235.00 exceeds tolerance of $175.00.  Insufficient or no cure was provided to the borrower. (7522)
EXCEPTION INFO: The Doc Prep fee was increased on the Final Closing Disclosure.  The file did not contain a valid Change of Circumstance for the increased fee and although there was a tolerance cure reflected on the final CD it was not sufficient to cover all tolerance issues.- this is incorrect - texas attorney fee was quoted as 175 and remains 175 on the final CD - no cure due for this

[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $625.00 exceeds tolerance of $545.00.  Insufficient or no cure was provided to the borrower. (7506)
EXCEPTION INFO: The Appraisal  Fee was increased on the initial Closing Disclosure dated XX/XX/XXXX. The file did not contain a valid Change of Circumstance for the increased fee and although there was a tolerance cure reflected on the final CD it was not sufficient to cover all tolerance issues. - this is incorrect - cure provided at closing included the 80.00 cure for appraisal (see cure breakdown below)

responses to items Today -

SitusAMC Agree that Sufficient cure provided for Appraisal Fee at closing. . Title - Settlement fee $650, Title Document preparation fee $60, Title - Endorsement fee $528.60 and Title - TX- Guaranty fee $2 falls under Zero percent as borrower was not allowed to shop for title fees on LE . Also, Fees disclosed on Initial LE under section C are without "Title -" prefix. If fees disclosed on LE without prefix are one and same which disclosed on Final CD then we require Letter of Explanation for the same. Exception will be re-evaluate once we received LOE. If not LOE the A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

this has been added to the LOX attached with PC CD
SELLER - GENERAL COMMENT (2023-02-24): PC CD and LOX
REVIEWER - GENERAL COMMENT (2023-02-27): SitusAMC Agree that sufficient cure is provided at closing for Appraisal Fee. Received PCCD dated XX/XX/XXXX along with LOE however Please provide copy of check and proof of mailing for the same.
SELLER - GENERAL COMMENT (2023-03-01): Please see check and tracking
REVIEWER - CURED COMMENT (2023-03-02): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected PCCD.
REVIEWER - CURED COMMENT (2023-02-27): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			FHPML - Compliant	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000657	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Income Documentation - REO Documents are missing.: Address: XXXXX XXXXX Insurance Verification, Statement, Tax Verification [2] Income Documentation - REO Documents are missing.	Verified stated defect. The loan file is missing an appraisal based on Interior and exterior property iinspection reported on a 1073 form as required by DU. The loan file is missing Insurance Verification, Statement, Tax Verification for the borrower's primary residence. The loan file is missing Insurance Verification, Statement, Tax Verification for the borrower's primary residence.	SELLER - GENERAL COMMENT (2023-03-28): Appraisal waiver was lost after closing. REVIEWER - GENERAL COMMENT (2023-03-28): Lender comment acknowledged - no further comments needed - this is the known defect. REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors. REVIEWER - GENERAL COMMENT (2023-03-10): Final 1003 reflects XXXX own's XXXXX XXXXX as his primary residence. Even if free and clear, file doesn't evidence any documentation to support PITI. REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value: $XXX - BPO Value: $XXX - 2055 Value: $XXX	SELLER - GENERAL COMMENT (2023-03-28): Lost PIW after closing REVIEWER - GENERAL COMMENT (2023-03-28): Lender comment acknowledged - no further comments needed - this is the known defect.	1					Allowable per seller guidelines. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	D	D	D	D	D	A	A	A	A	A	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000658	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	3	[3] Property Eligibility - Site and Utilities - Subject property has environmental problems noted by appraiser or visible in the photos: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect. Appraisal photos show stairs to basement and note that the missing hand rail is a safety issue.	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value:$XXX - BPO Value: $XXX - 2055 Value: $XXX	1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $97.00 exceeds tolerance of $51.00 plus 10% or $56.10. Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $3,260.16 exceeds tolerance of $1,234.00.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee.  Fee Amount of $95.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (7568)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee.  Fee Amount of $60.00 exceeds tolerance of $0.00.  Sufficient or excess cure was provided to the borrower at Closing. (75237)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $15.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75197)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates the transfer taxes were increased to $3,260.16 with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates a Notary Fee of $95.00 was added with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates a Deed Prep  Fee of $60.00 was added with no valid COC or cure provided.
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates a Recording Service Fee of $95.00 was added with no valid COC or cure provided.	REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-02-21): Sufficient Cure Provided At Closing				-	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000660	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Application / Processing - 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXXXX XXXXX [2] Document Error - Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXXXX XXXXX	Borrower Citizenship Source Documentation was not provided.	REVIEWER - GENERAL COMMENT (2023-03-10): Received Perm Res Alien card for CB. Need citizenship source for Borrower XXXXX XXXXX.
REVIEWER - GENERAL COMMENT (2023-03-16): Received CA State ID.  Need perm res alien card.
SELLER - GENERAL COMMENT (2023-03-21): ID
REVIEWER - GENERAL COMMENT (2023-03-22): No new documentation provided - the State ID is not sufficient for residency status.  Finding remains open.
SELLER - GENERAL COMMENT (2023-03-28): What was presented in the file is all that is available.
REVIEWER - GENERAL COMMENT (2023-03-28): Lender comment acknowledged - finding remains open.
REVIEWER - GENERAL COMMENT (2023-03-10): Received Perm Res Alien card for CB.  Need citizenship source for Borrower XXXXX XXXXX.
SELLER - GENERAL COMMENT (2023-03-21): We have provided all that is available in the file pertaining to this .
REVIEWER - GENERAL COMMENT (2023-03-22): Lender comment acknowledged - finding is valid and remains open.
															REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	2	[2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1			2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: FACTA Credit Score Disclosure not provided.		Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000661	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Miscellaneous - Credit Exception:	Disclosed defect - Prior mortgage was in forbearance. There was no evidence of 3 timely payments post forbearance to meet the guideline.	REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000662	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect: The AUS results did not include the negative cash flow for the subject property of $XXX. Once included, the DTI increased to XX% which exceeds the AUS tolerance and invalidates the AUS findings.	REVIEWER - WAIVED COMMENT (2023-03-10): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			1					Allowable per seller guidelines. Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000663	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Miscellaneous - Credit Exception:	Verified Stated Defect - 6 month cash out seasoning not met. Subject was previously vested in and LLC for which the borrower's spouse (who is not on the loan) had the majority of control.	REVIEWER - WAIVED COMMENT (2023-03-11): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			1					Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000664	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Miscellaneous - Credit Exception:	Verified stated defect, XXXXX continuity of obligation not met, resubmitted as DU with no PIW, missing appraisal. Continuity of obligations as required per guides not met. Borrower was not obligated on the previous mortgage being paid off.	SELLER - GENERAL COMMENT (2023-03-28): Appr waiver was lost after closing REVIEWER - GENERAL COMMENT (2023-03-28): Lender comment acknowledged - finding remains open. REVIEWER - WAIVED COMMENT (2023-03-11): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value: $XXX - BPO Value: $XXX - 2055 Value: $XXX	2	[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. [2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The loan file is missing a copy of the tangible net benefit. State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): The loan file is missing a copy of the Right Not To Close Disclosure.	State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
																								The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The refinance has decreased the borrower's monthly debt payments by 20% or more.		-	D	D	D	D	D	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000665	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	3	[3] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation does not support the value used to qualify.; Sec ID: 7: Note Date: XX/XX/XXXX; Lien Position: 1 [3] Appraisal Reconciliation - Valuation Issue: BPO indicated subject property contains valuation issues.: Valuation Type: BPO / Valuation Report Date: XX/XX/XXXX	Investor to review, nothing required from seller. $XXX original value from XX/XX/XXXX not supported by $XXX 2055 dated XX/XX/XXXX or $XXX BPO dated XX/XX/XXXX BPO reflects loose shingles and fascia wood to be replaced and painted. Edit XX/XX/XXXX Loose and missing roofing and overly weathered trim was also noted in 2055 report XX/XX/XXXX.	REVIEWER - GENERAL COMMENT (2023-06-05): An updated BPO was provided dated XX/XX/XXXX reflects an as is value of $XXX. Sale comparables bracketed the subject property and are relatively similar in age.	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $450.00 exceeds tolerance of $300.00. Insufficient or no cure was provided to the borrower. (7561)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $600.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Title - Settlement Fee was increased from the originally disclosed $300 to $450 on the Final Closing Disclosure. The file did not contain a valid Change of Circumstance or evidence of a tolerance cure.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Appraisal Fee was increased for the originally disclosed $600 to $850 on the final Closing Disclosure. The file did not contain a valid Change of Circumstance for the increase or evidence of a tolerance cure.	SELLER - GENERAL COMMENT (2023-03-24): We agree with your findings.
REVIEWER - GENERAL COMMENT (2023-03-24): Lender comment acknowledged. Please advise if there is any intent to attempt to cure.
SELLER - GENERAL COMMENT (2023-03-31): Amended/cured
REVIEWER - CURED COMMENT (2023-04-02): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.
SELLER - GENERAL COMMENT (2023-03-24): We agree with your findings here.
REVIEWER - GENERAL COMMENT (2023-03-24): Lender comment acknowledged. Please advise if there is any intent to attempt to cure.
SELLER - GENERAL COMMENT (2023-03-31): Amended/cured
																							REVIEWER - CURED COMMENT (2023-04-02): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000666	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	DTI exceeds guides Waterfall due to verified stated defect.	REVIEWER - WAIVED COMMENT (2023-03-11): Client elects to downgrade based on compensating factors. REVIEWER - GENERAL COMMENT (2023-03-10): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 44.98%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX% moderately exceeds the guideline maximum of 44.98%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $36.72 exceeds tolerance of $35.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM
Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: Waterfall due to verified disclosed defect.
																						Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: On Loan Estimate XX/XX/XXXX $35 Credit Report Fee increased on Initial CD dated XX/XX/XXXX $36.72. A valid Changed Circumstance or cure is required.	REVIEWER - WAIVED COMMENT (2023-03-10): Client elects to downgrade based on compensating factors. REVIEWER - GENERAL COMMENT (2023-03-10): Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT (2023-03-24): We agree with your findings here. REVIEWER - GENERAL COMMENT (2023-03-24): Lender comment acknowledged. Please advise if there is any intent to attempt to cure. SELLER - GENERAL COMMENT (2023-03-31): Amended/cured REVIEWER - CURED COMMENT (2023-04-02): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000667	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	2	[2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	HOI coverage is insufficient by $XXX. Coverage must be at least the lessor of the Cost new from the appraisal or the loan amount.	SELLER - GENERAL COMMENT (2023-03-21): What was presented is all that we have in the file. REVIEWER - GENERAL COMMENT (2023-03-22): Lender response acknowledged - finding is valid and remains open. REVIEWER - WAIVED COMMENT (2023-03-22): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	3	[3] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX022)
[3] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (InterXX/XX/XXXX022)
[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $99.50 exceeds tolerance of $90.00 plus 10% or $99.00.  Insufficient or no cure was provided to the borrower. (0)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $565.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $199,901.82. Calculated finance charge is $3200,092.32. Variance of $190.50. Lock and shop fee was not included in finance charge calculation.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: SitusAMC received XX/XX/XXXX Initial CD.  However, final LE is dated XX/XX/XXXX and was provided after the initial CD.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording fee increased on XX/XX/XXXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX CD with no valid COC or refund evident.	SELLER - GENERAL COMMENT (2023-03-31): Agree with your findings. Please see attached.
SELLER - GENERAL COMMENT (2023-03-31): Amended
SELLER - GENERAL COMMENT (2023-03-31): We agree with your findings.  Cure to be provided.
REVIEWER - GENERAL COMMENT (2023-04-03): SitusAMC Please provide cure along with cure documents.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-03-31): Appraisal fee change- COC supported increase XX/XX/XXXX see attached COC due to LTV change.
REVIEWER - GENERAL COMMENT (2023-04-03): SitusAMC received Changed Circumstance dated XX/XX/XXXX, but it does not give sufficient information on why the Appraisal fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change. A valid Changed Circumstance or Provide any missing CD to associate with the changed circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000668	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect and additional DTI issue. Defect noted as DTI at XX% and still ineligible, post close AUS with approve INELIGIBLE for DTI was provided. Additionally, the post close AUS required evidence for omitted XXXXX account that was not provided resulting in DTI increase to XX%.	REVIEWER - WAIVED COMMENT (2023-03-11): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $3,106.24 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $2,515.71 or .96249%).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 51.36%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 723.48 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $875.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: ADDED XX/XX/XXXX after receipt additional Closing Disclosures. The fee was added on the XX/XX/XXXX Initial Closing Disclosure. No valid COC in file for the added fee or evidence of a tolerance cure.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Verified stated defect and additional DTI issue.  Defect noted as DTI at XX% and still ineligible, post close AUS with approve INELIGIBLE for DTI was provided.  Additionally, the post close AUS required evidence for omitted THD account that was not provided resulting in DTI increase to XX%.
Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $723.48 on page 4; however the HOA dues are $7.92 per month.  Final CD reflects Estimated Taxes, Insurance & Assessments of $558.77 monthly, correct amount is $558.77.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX.	REVIEWER - WAIVED COMMENT (2023-03-11): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-03-24): We agree with your findings for this.
REVIEWER - GENERAL COMMENT (2023-03-24): Lender comment acknowledged. Please advise if there is any intent to attempt to cure.
SELLER - GENERAL COMMENT (2023-03-31): Amended/cured
REVIEWER - CURED COMMENT (2023-04-03): SitusAMC Received PCCD dated XX/XX/XXXX along with copy of check, Proof of mailing and LOE.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Allowable per seller guidelines.

Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000669	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	Non QM	3	3	[3] Appraisal Documentation - Missing Document: Appraisal not provided [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Origination Value: $XXX - BPO Value: $XXX - 2055 Value: $XXX Verified stated defect and additional DTI issue. Verifying defect, the inital approval at XX% DTI did not include the taxes, insurance and HOA on their free and clear primary residence. Additional DTI issue, a post close approve/ineligible AUS was provided with XX% DTI including $XXX primary expense. However actual expense was slightly higher at $XXX resulting in further DTI exception.	REVIEWER - GENERAL COMMENT (2023-03-22): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
SELLER - GENERAL COMMENT (2023-03-23): AUS
REVIEWER - GENERAL COMMENT (2023-03-23): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-03-23): Received the AUS run prior to close with approval at XX%; however, as noted the results are not valid due to the DTI not being accurate. Actual DTI is higher which invalidated the findings and is the cause of the defect.  Finding remains open.
REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized. Appraisal is missing.; Sec ID: 1: Note Date: XX/XX/XXXX; Lien Position: 1	Origination Value: $XXX - BPO Value: $XXX - 2055 Value: $XXX	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $1,122.41 or .83492%).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 43.83%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 324.00 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non QM.
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM
																						Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified stated defect and additional DTI issue. Verifying defect, the inital approval at XX% DTI did not include the taxes, insurance and HOA on their free and clear primary residence. Additinal DTI issue, a post close approve/ineligible AUS was provided with XX% DTI including $XXX primary expense.However actual expense was slightly higher at $XXX resulting in further DTI exception.	REVIEWER - GENERAL COMMENT (2023-03-22): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Allowable per seller guidelines. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	D	D	D	D	D	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000670	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] General - Title Policy Coverage is less than Original Loan Amount.: The Title Policy Amount of $XXX is less than the note amount of $XXX based on the Commitment in file.	Verified stated DTI defect plus additional. Defect stated XX% DTI using corrected rental income however $XXX loss was based on XX% of 1007 amount rather than correct XX%. Correct loss is $XXX resulting in DTI increase. The preliminary title report in file disclosed $XXX. Insurance coverage; however this is less ,than the loan amount of $XXX.	REVIEWER - WAIVED COMMENT (2023-03-22): Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT (2023-03-29): Updated prelim was not obtained however the final policy was correct. REVIEWER - GENERAL COMMENT (2023-03-30): Lender comment acknowledged; however, Final Title policy is not in file so unable to clear issue. Please provide Final Title for review. Finding remains open.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			1					Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000671	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX [2] Income Documentation - The verification of employment is not within 10 business days of the Note.: Borrower: XXXXX XXXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	DTI variance founded Student loan have no payment or payment but loan file lacks sufficient documentation to support the omission of Student loans. When adding XX% of the loan amount DTI increases to XX%. XXXXX, ended XX/XX/XXXX, AUS requires a paystub and a W2 that covers prior year period for employment income being used in qualification. The loan file contains a W2's for 2021. Previous employment XXXXX, ended XX/XX/XXXX, AUS requires a paystub and a W2 that covers prior year period for employment income being used in qualification. The loan file contains a W2's for 2021.	REVIEWER - WAIVED COMMENT (2023-03-22): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			2	[2] Federal Compliance - XXXX Points and Fees: XXXX Points and Fees on subject loan of XX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2022). XXXX Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX0 (2022) (an overage of $964.38 or .76904%).	Federal Compliance - XXXX Points and Fees: XXXX Points and Fees exceeds by $964.38 or .76904%.	SELLER - GENERAL COMMENT (2023-03-29): Are we to provide a cure here? Please advise. REVIEWER - GENERAL COMMENT (2023-03-30): Item cannot be cured; however, the file is missing the undiscounted rate and associated price to analyze for any possible bona fide points. If provided, loan could be further analyzed to determine if finding remains valid.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000672	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds AUS high loan to value percentage of XX%	Verified disclosed defect. The HELOC line limit was not used in the initial HCLTV calculation. The HELOC line limit exceeds the allowable ratios for the subject loan.	REVIEWER - WAIVED COMMENT (2023-03-11): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1		SELLER - GENERAL COMMENT (2023-03-29): Is there anything needed from us regarding this? REVIEWER - GENERAL COMMENT (2023-03-29): Investor to review and provide as needed thanks.	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Added XX/XX/XXXX.	SELLER - GENERAL COMMENT (2023-03-29): is there anything needed from us regarding this? REVIEWER - GENERAL COMMENT (2023-03-29): Nothing required thanks.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	A	B	B	B	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000673	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Difference is due to the statement for the rental with First Republic Bank only reflecting escrows for taxes. Once insurance cost was included in payment, DTI increased to XX%.	REVIEWER - WAIVED COMMENT (2023-03-11): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $3,444.60 or 1.36263%).
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Restated to Non QM. Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified stated defect and additional DTI issue. Defect noted as incorrect rental income resulted in XX% DTI, post close AUS with approve INELIBLE for DTI was provided. Additionally, the co-borrower's SSN income was slightly overstated resulting in further increase to XX%.	SELLER - GENERAL COMMENT (2023-03-29): Is there anything needed from Amerisave? REVIEWER - GENERAL COMMENT (2023-03-30): Nothing further needed due to loan designation restatement to non QM; however, the file does not contain the undiscounted rate/price for the transaction to test for bona fide points - if provided, this finding may or may not still be valid. REVIEWER - WAIVED COMMENT (2023-03-11): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Allowable per seller guidelines. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000674	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. DTI increased based on using schedule E to calculate income.	REVIEWER - WAIVED COMMENT (2023-03-11): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000675	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Disclosed Defect. Rental income for the subject was $XXX per AUS and 1003, it was not listed on schedule E, only depreciation, subsequently rental schedule was used with vacancy factor that resulted in significant income reduction..	REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			1					Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000676	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	1				1				2	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,455.50 exceeds tolerance of $1,210.00 plus 10% or $1,331.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Lender used incorrect qualifying rate Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: Title-Closing Protection Letter fee was added to final CD and Recording fee increased on the final CD, File does not contain a valid COC for this fee, the final CD reflects a tolerance cure that satisfy's all tolerance issues.	SELLER - GENERAL COMMENT (2023-03-14): Loan was a 5yr ARM. Borrower was qualified using Note rate + XX% (XX%) as indicated on DU & 1008. Thank you. REVIEWER - GENERAL COMMENT (2023-03-15): Loan Designation provided was Non QM which required the greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment. (XX%) Exception is EV2 and informational. No further comment from seller is needed. REVIEWER - CURED COMMENT (2023-03-07): Sufficient Cure Provided At Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000678	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000679	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified Stated Defect - Correct income calculation results in DTI of XX%.	SELLER - GENERAL COMMENT (2023-03-14): Disclosed defect was due to a DTI breach. Thank you.
REVIEWER - GENERAL COMMENT (2023-03-15): Lender comment acknowledged; however, the issue must still be cited as a part of the review as it is a valid deficiency of the file.  Finding remains open.
REVIEWER - GENERAL COMMENT (2023-03-17): Please provide income and debt breakdown for DTI.
SELLER - GENERAL COMMENT (2023-03-20): Please see uploaded docs.  Total "other" debts is $XXX as CC is PIF.  Thanks.
REVIEWER - GENERAL COMMENT (2023-03-20): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-03-20): Received updated 1008 reflecting DTI of XX%.  Does Better agree with SAMC calculation?
SELLER - GENERAL COMMENT (2023-03-22): Hello~  Yes, Better reconicles to the XX% DTI.  Thank you.
REVIEWER - GENERAL COMMENT (2023-03-23): DTI reconciled.
															REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1		SELLER - GENERAL COMMENT (2023-03-22): Please advise if suspense is informational or if anything is required of Better. Thank you. REVIEWER - GENERAL COMMENT (2023-03-23): No response from seller is needed.	1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000681	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000682	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1				1				2	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $54.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (8304)	Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Lender used incorrect qualifying rate Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Transfer tax reflected on XX/XX/XXXX Closing Disclosure exceeds tolerance of $0.00.	SELLER - GENERAL COMMENT (2023-03-14): Loan was a 5yr ARM. Borrower was qualified using Note rate + XX% (XX%) as indicated on DU & 1008. Thank you. REVIEWER - GENERAL COMMENT (2023-03-15): Loan Designation provided was Non QM which required the greater of the fully indexed rate at fully amortized payment or the note rate at fully amortized payment. (XX%) Exception is EV2 and informational. No further comment from seller is needed. REVIEWER - CURED COMMENT (2023-03-06): Sufficient Cure Provided within 60 Days of Closing				-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000683	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000684	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] General - Flood Certificate Subject Address does not match Note address. [2] Insurance Analysis - Insurance address does not match Note address.	Verified stated defect. City is incorrect on all closing documents. Verified stated defect. City is incorrect on all closing documents, per flood cert, city is XXXXX not XXXXX.	SELLER - GENERAL COMMENT (2023-03-06): Hello - The city name being incorrect was the S/D reason. We were unable to get the borrower to cooperate on a Note resign however per a USPS zip code search the city name is XXXXX. I've added the USPS search to a previous condition.
REVIEWER - GENERAL COMMENT (2023-03-07): Verified stated defect; further comment from seller not required.
REVIEWER - GENERAL COMMENT (2023-03-22): No further comment from seller needed.
REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-03-06): Hello - The city name being incorrect was the S/D reason. We were unable to get the borrower to cooperate on a Note resign however per a usps zip code search the city name is XXXXX so the flood cert is correct.
REVIEWER - GENERAL COMMENT (2023-03-07): Verified stated defect; further comment from seller not required.
SELLER - GENERAL COMMENT (2023-03-21): Flood cert reflecting XXXXX is attached.
REVIEWER - GENERAL COMMENT (2023-03-21): As indicated in prior comment - this is the verified stated defect and further comment from Seller is not required.
REVIEWER - GENERAL COMMENT (2023-03-22): No further comment from seller needed.
															REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines. [2] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation supports value. Sec ID: 89: Lien Position: 1	AUS reflects SFR Detached whereas 2055 and BPO reflect SFR Attached.	SELLER - GENERAL COMMENT (2023-03-22): Property is a One Family Attached or Semi-Detached property. AUS should have been run as attached. Thank you. REVIEWER - GENERAL COMMENT (2023-03-23): Based on Lender comment, finding is valid and remains open. REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	1					Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000686	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $570.80 exceeds tolerance of $533.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception:	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicates the Transfer Tax was increased to $570.80 with no Valid COC or cure provided.
Miscellaneous Compliance - Miscellaneous Compliance: Non-Material Compliance Exception: Verified stated defect. TRID violation - Points and fees fail	SELLER - GENERAL COMMENT (2023-03-08): The CD dated on XX/XX/XXXX shows a transfer tax of 570.80 which matches the previously run CD on XX/XX/XXXX. I have attached both here for review again.
REVIEWER - GENERAL COMMENT (2023-03-09): SitusAMC received CD dated XX/XX/XXXX & XX/XX/XXXX however the fee increased on CD dated XX/XX/XXXX to $570.80 and the fee disclosed on initial LE is $533. Please provide valid COC document for XX/XX/XXXX or please provide cure documents.
SELLER - GENERAL COMMENT (2023-03-10): The transfer taxes were raised on XX/XX/XXXX and a COC was provided. When they were raised again on the CD a refund was given on the CD to account for the increase. Better would like to defer the COC review to  XXXX as they have historically accepted our COC's as is.
																							REVIEWER - GENERAL COMMENT (2023-03-12): SitusAMC received copy of Changed Circumstance dated XX/XX/XXXX, but it does not give sufficient information on why the Transfer taxes increased on XX/XX/XXXX. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000688	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] General - Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect: The note address is XXXXX; however, the appraisal address is XXXXX.	SELLER - GENERAL COMMENT (2023-03-07): Seller requests buyer review: This is the S/D reason. Per tax records the street type is "road" not "drive". The appraisal is correct, the other closing docs are not.
REVIEWER - GENERAL COMMENT (2023-03-08): Comment acknowledged; however, as noted this is the defect reason and as part of the review it must be cited as it is a valid issue. Finding is not indicating which address is the correct one - it is merely indicating they do not match.  Finding remains open.
REVIEWER - GENERAL COMMENT (2023-03-22): No further comment from seller is needed.
															REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			1					Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Loan to Value (LTV) on the loan is less than or equal to 70%. The refinance has decreased the borrower's monthly debt payments by 20% or more. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000689	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,714.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (8304)	SELLER - GENERAL COMMENT (2023-03-07): Hello - The transfer taxes were originally added on XX/XX/XXXX. I have attached the COC. I understand our COC's are vague but the loan amount changed and we received the estimated closing costs from title/county. I've added what received that showed the information we originally had which showed $0 in transfer taxes and then what we received that showed what the transfer taxes should be. This is what the COC is referring to with "new information unknown at time of original LE"
REVIEWER - GENERAL COMMENT (2023-03-07): SitusAMC received Lender comment with Changed Circumstance dated XX/XX/XXXX, but it does not give sufficient information on why the Transfer taxes were added on XX/XX/XXXX and not disclosed to borrower at the time of initial disclosure. Also, New information unknown at time of Original LE and the Estimated closing cost received from Title/count is not a valid reason to the addition of fee increased or added  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. Moreover, Sufficient cure was provided to the borrower on Post CD dated XX/XX/XXXX. We also required Certified copy of the Final Settlement Statement to verify the lender credit applied to the specific fees to complete cure or provide LOE to borrower, proof of mailing, and copy of refund check.
SELLER - GENERAL COMMENT (2023-03-10): Better would like to defer this to XXXXX as they have historically accepted our COC's as valid as they come
																							REVIEWER - GENERAL COMMENT (2023-03-11): EV2 exception. No further comment is needed.	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000690	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1				3	[3] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Highest level secondary valuation does not support the qualifying value.; Sec ID: 33: Note Date: XX/XX/XXXX; Lien Position: 1	PIW XX/XX/XXXX $XXX was not supported by XX/XX/XXXX 2055-Exterior only value $XXX, XX/XX/XXXX BPO of $XXX is outranked by 2055.		1							-	A	A	A	A	A	A	A	A	A	A	C	B	C	C	C	C	B	C	C	C
XXXX	XXXX	XXXX	20000691	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $60.75 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Transfer taxes were added on XX/XX/XXXX as $14 and increased to $55.00 on XX/XX/XXXX and finally to $60.75 on XX/XX/XXXX. No Change of circumstance provided, a cure of $5.75 on closing disclosure was not sufficient.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM	SELLER - GENERAL COMMENT (2023-03-10): The transfer tax increase from $14 to $55 took place on the LE dated XX/XX/XXXX when we received the estimated settlement statement from title. The COC for that is attached The increase from $55 to $60.75 has a refund allotted for on the final CD. XXXXX would like to defer this to XXXXX as they have historically accepted our COC's as they are.
REVIEWER - GENERAL COMMENT (2023-03-12): SitusAMC received duplicate copy of Changed Circumstance dated XX/XX/XXXX which is already in the file, but it does not give sufficient information on why the transfer tax fee was increased. Reason provided in exception comment "Received the estimated settlement statement from title" is also not a valid reason for increase in the fee. Fee was not disclosed on initial LE hence In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000692	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	1	3	[3] Appraisal Documentation - Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified disclosed defect. Appraisal was made "subject to". Final inspection not provided.	SELLER - GENERAL COMMENT (2023-03-10): This is the S/D reason. A final inspection was never completed and the borrower was unresponsive REVIEWER - GENERAL COMMENT (2023-03-11): Verified stated defect. No further comment from seller is needed.	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $162.00 exceeds tolerance of $140.00 plus 10% or $154.00. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Recording Fee increased on XX/XX/XXXXE and again on XX/XX/XXXX, no valid change verified.	SELLER - GENERAL COMMENT (2023-03-10): The recording fees were increased on XX/XX/XXXX to $162 and remained $162 until closing. The preliminary title report was received on XX/XX/XXXX and once that was merged to our LOS the LE was generated to update the recording fees. XXXXX would like to defer this to XXXXX as they have historically accepted our COC's as is.
REVIEWER - GENERAL COMMENT (2023-03-13): COC available in the file for LE dated XX/XX/XXXX for increase in recording fee does not states any valid reason for increase in recording fee. The recording fee was increased on LE dated XX/XX/XXXX from $140 to $162 and again on CD dated XX/XX/XXXX to $196.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
SELLER - GENERAL COMMENT (2023-03-20): The recording fee for the borrower on the CD dated XX/XX/XXXX is $162. The seller paid fee should not be considered as a fee increase in the tolerance testing. The preliminary title report and estimated settlement statement was received on 3/28 and the fees were updated to match those documents on 3/30 which triggered the new LE.
																							REVIEWER - GENERAL COMMENT (2023-03-21): COC dated XX/XX/XXXX doesn't provide sufficient information for increase of recording fee to $162. In order to determine if the changed circumstance is valid more information is necessary on reason fee increased . A valid Changed Circumstance or cure of $8 is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.				TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000693	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				3	[3] General Appraisal Requirements - Valuation Exception: [2] Value Discrepancy - Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 22: Note Date: XX/XX/XXXX; Lien Position: 1	Verified Stated Defect - Appraiser used an inaccurate income approach reconciliation and an incorrect room count. 2055 supports value.		1							-	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000694	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	1	1				1				1							-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	20000696	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Copy Or Fax Fee. Fee Amount of $95.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7777)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for After Hours Closing Fee.  Fee Amount of $95.00 exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (7756)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $1,059.84 exceeds tolerance of $1,036.00.  Insufficient or no cure was provided to the borrower. (8304)
[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Service Charges. Fee Amount of $9.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7797)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: SitusAMC further review the Post closing FedEx Storage Copies Wires fee charged on CD dated XX/XX/XXXX for $95.Kindly provide a valid COC for the fee added or provide cure documents. Cure documents consist of Post CD, LOX, Copy of refund check and proof of mailing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: SitusAMC further review the Post closing update fee charged on CD dated XX/XX/XXXX for $95.Kindly provide a valid COC for the fee added or provide cure documents. Cure documents consist of Post CD, LOX, Copy of refund check and proof of mailing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicates the Transfer Tax increased to $1,059.84 with no valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The CD dated XX/XX/XXXX indicates the Service Charge Fee increased to $9.20 with no valid COC or cure provided.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000697	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception:	Verified Stated Defect - Better Cash Offer Program loan - Purchase contract is dated XX/XX/XXXX; however, the property was not legally transferred by execution of Warranty Deed until XX/XX/XXXX. Therefore, XXXXX XXXXX was not officially listed on public record as the owner of the property until after the contract with XXXXX XXXXX was generated.	SELLER - GENERAL COMMENT (2023-03-13): Hello ~ The disclosed defect was listed as "Better Cash Offer Program loan - Purchase contract between XXXXX XXXXX and XXXXX XXXXX is dated XX/XX/XXXX; however, the property was not legally transferred by execution of Warranty Deed until XX/XX/XXXX. Therefore, XXXXX XXXXX was not officially listed on public record as the owner of the property until after the contract with XXXXX XXXXX was generated.". Thank you.
REVIEWER - GENERAL COMMENT (2023-03-14): Lender comments acknowledged and yes, this was the provided defect; however, for review purposes it must still be cited as a deficiency as it is valid.  Finding remains open.
															REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1			1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	A	A	A	A	A	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000698	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	1	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $54.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX, Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXX XXXXX, PC/S-Corp)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX.
																						Federal Compliance - Self-Employed Tax Return Recency - ATR: Verified stated defect - Missing most current year tax returns.	SELLER - GENERAL COMMENT (2023-03-09): Good morning - Can you advise if you agree with this condition? XXXX has in the past had no issues accepting the COC's Better provides however Situs AMC does take issue with them. I just want to make sure we are all on the same page.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			TRID SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000700	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	N/A	2	1	1	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The file is missing a delivery confirmation for the Appraisal.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

																								Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000701	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Asset Documentation - Asset documentation requirements not met. [2] Asset Calculation / Analysis - AUS Findings: Available for Closing discrepancy.: Documented qualifying Assets of $43,417.79 is less than AUS Available for Closing of $XXX. [2] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [2] Miscellaneous - Credit Exception:	Verified stated defect. The borrower was short documented funds to close. The file contained a gift letter from the borrower's spouse; however, it did not have a dollar amount completed for the gift and no documentation to evidence the transfer of the gift funds to the borrower was in the file.
Verified stated defect. The borrower was short documented funds to close.  The file contained a gift letter from the borrower's spouse; however, it did not have a dollar amount completed for the gift and no documentation to evidence the transfer of the gift funds to the borrower was in the file.
Verified stated defect. The borrower was short documented funds to close.  The file contained a gift letter from the borrower's spouse; however, it did not have a dollar amount completed for the gift and no documentation to evidence the transfer of the gift funds to the borrower was in the file.
Verified stated defect. File contained the Lender's one page Condominium Warranty indicating a full review had been performed; however, the file was missing all of the condo documents (IE: questionnaire, budget, project documents, etc.) to support the project review determination.	REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $832.04 or .31206%).
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): No documentation in the loan file to evidence delivery of the appraisal to the borrower. Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM	REVIEWER - CURED COMMENT (2023-03-09): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000703	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. Borrower had additional mortgage loan that was not disclosed to lender which resulted in a DTI of XX%.	REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 45.70%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000704	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Mortgage / Program Eligibility - Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.: Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	Verified stated defect, 3 investment properties were included as income based on leases. They were not on prior tax returns so 1007 or receipt of rent/deposit is required which was not provided. Verified stated defect, primary refinance however appraisal lists subject as tenant occupied.	REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 38.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX did not disclose Amount of Non-Escrowed Property Costs over Year 1. (FinXX/XX/XXXX022)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: LD restated to Non QM Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: The section is left blank on the CD.	REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.

																								Federal Compliance - TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Allowable per seller guidelines. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000706	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [2] Public Records - Public Records/Collections/Charge Off does not meet guidelines.: Credit Report: Original // Public Record Type: Bankruptcy / Balance: XXX	Verified Stated Defect - AUS stated if the bankruptcy has not been discharged within 2 years of the disbursement date of the new loan the loan is not eligible for delivery to Fannie Mae. The discharge of XX/XX/XXXX supports the chapter 13 was discharged within the 2 years of disbursement XX/XX/XXXX. Verified stated defect. AUS indicates if the bankruptcy has not been discharged within 2 years of the disbursement date of the new loan the loan is not eligible for delivery to XXXXX. The discharge of XX/XX/XXXX supports the chapter 13 was discharged within the 2 years of disbursement XX/XX/XXXX.	SELLER - GENERAL COMMENT (2023-03-16): Bankruptcy was discharged (XX/XX/XXXX) within 2 years of the new loan that was disburse on XX/XX/XXXX.
REVIEWER - GENERAL COMMENT (2023-03-17): Appears lender agrees with exception.
SELLER - GENERAL COMMENT (2023-03-20): This is a known original defect, please review with XXXXX.
REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-03-20): This is a known original defect, please review with XXXXX.
															REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors.	3	[3] Value Discrepancy - Loan is to be securitized, and was originated with an Appraisal Waiver. Highest level secondary valuation does not support the qualifying value.; Sec ID: 33: Note Date: XX/XX/XXXX; Lien Position: 1	PIW XX/XX/XXXX $XXX not supported by XX/XX/XXXX - 2055 at $XXX or XX/XX/XXXX BPO at $XXX.		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $35.64 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: The affiliated business disclosure is missing the borrower signature. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Transfer taxes were added on final CD with no valid change evident. $35.64 cure on CD was sufficient for all tolerance violations.	REVIEWER - CURED COMMENT (2023-03-09): Sufficient Cure Provided At Closing	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	C	B	C	C	C	C	B	C	C	C
XXXX	XXXX	XXXX	20000707	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Asset Calculation / Analysis - AUS Findings: Available for Reserves discrepancy.: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX. [2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. DTI increase due to overstated SSI, lender grossed up 25% with no support, guidelines only allow 15%.	SELLER - GENERAL COMMENT (2023-03-17): this is the original defect it cannot be cleared . REVIEWER - GENERAL COMMENT (2023-03-20): Investor to address. REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors. SELLER - GENERAL COMMENT (2023-03-17): This is the original defect condition. It cannot be cleared . REVIEWER - GENERAL COMMENT (2023-03-20): Please confirm if seller agrees with DTI. REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $1,489.95 or 1.16543%).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] State Compliance - Michigan CMPA Home Loan Toolkit Timing: Michigan Consumer Mortgage Protection Act:  Home Loan Toolkit not provided to borrower within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $30.00 plus 10% or $33.00. Sufficient or excess cure was provided to the borrower. (0)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - ECOA Appraisal - Appraisal Provided Prior to Date Performed: Appraisal report dated XX/XX/XXXX was provided to the borrower on XX/XX/XXXX.
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Verified stated defect.  DTI increase due to overstated SSI, lender grossed up 25% with no support, guidelines only allow 15%.
State Compliance - Michigan CMPA Home Loan Toolkit Timing: Missing evidence of receipt.
Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: The affiliated business disclosure is missing the borrower's signature.
																						Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Recording fee was disclosed as $30.00 on the LE, but disclosed as $60.00 on the Final CD without a valid change of circumstance. Evidence of tolerance cure was captured in the loan file.	SELLER - GENERAL COMMENT (2023-03-16): copy of Bona Fide REVIEWER - GENERAL COMMENT (2023-03-17): Verified stated defect. REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2023-03-08): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000708	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Income Documentation - Income documentation requirements not met.	Verified disclosed defect. Loan was approved using DU per 1008, which requires student loans to be qualified at 1% however lender used 0.5%. Final DTI is XX. Although the DU was not provided, the LP in file required Year to Date and 2 calendar years verification of bonus and overtime income, only YTD and 1 year provided.	SELLER - GENERAL COMMENT (2023-03-20): Please see credit report for student loan payment confirmation and DTI calculation.
SELLER - GENERAL COMMENT (2023-03-21): please see income calc worksheet. and please use credit report from XX/XX/XXXXor liabilities. We used 5% of the student loan balance for the monthly debt.
REVIEWER - GENERAL COMMENT (2023-03-22): EXCEPTION HISTORY - Exception Explanation was updated on XX/XX/XXXX PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
REVIEWER - GENERAL COMMENT (2023-03-22): 1008 reflects loan was approved via DU and notes the casefile ID. For that reason, 1% was used for the student loan payments. File is missing the DU used for approval.
REVIEWER - WAIVED COMMENT (2023-03-28): Client elected to waive with verified compensating factors.
REVIEWER - WAIVED COMMENT (2023-06-07): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 48.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee.  Fee Amount of $24.95 exceeds tolerance of $12.00.  Sufficient or excess cure was provided to the borrower at Closing. (7539)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $21.70 exceeds tolerance of $20.00.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: The file is missing delivery confirmation for the appraisal.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified disclosed defect.  Loan was approved using DU per 1008, which requires student loans to be qualified at 1% however lender used 0.5%.  Final DTI is XX%.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates the Mers Fee was increased to $24.95 with no Valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates the Credit Report Fee was increased to $21.70 with no Valid COC or cure provided.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates the Appraisal Fee was increased to $600.00 with no Valid COC or cure provided.	REVIEWER - WAIVED COMMENT (2023-04-12): Client elects to downgrade based on compensating factors.
SELLER - GENERAL COMMENT (2023-03-20): Please see credit report for student loan payment confirmation and DTI calculation.
REVIEWER - GENERAL COMMENT (2023-03-22): 1008 reflects loan was approved via DU and notes the casefile ID. For that reason, 1% was used for the student loan payments. File is missing the DU used for approval.
REVIEWER - WAIVED COMMENT (2023-03-28): Client elected to waive with verified compensating factors.
REVIEWER - CLEARED COMMENT (2023-04-14): Final DTI is XX%.
REVIEWER - WAIVED COMMENT (2023-04-14): Final DTI is XX%.
REVIEWER - CURED COMMENT (2023-03-09): Sufficient Cure Provided At Closing
REVIEWER - CURED COMMENT (2023-03-09): Sufficient Cure Provided At Closing
																							REVIEWER - CURED COMMENT (2023-03-09): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000709	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	3	2	[2] Miscellaneous - Credit Exception: [2] Guideline Issue - Employment was not verified within 10 days of the note date. [2] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	VVOE for CoBorrower was dated post-closing. VVOE dated within 10 days of closing not provided. File does contain paystub dated within 35 of days of closing and post-closing VOE confirming Borrower was still employed. Hazard coverage is insufficient by $XXX based on appraisal cost new, missing insurer's estimate of rebuild costs.	REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-06-07): Client elects to waive based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-28): Investor waived with verified compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,489.20 exceeds tolerance of $1,375.00. Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX021)
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $2,779.14 or 1.05705%).	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX, Change of Circumstance form provided indicated transfer tax increased but did not explain the reason for the increas.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of appraisal receipt.
Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

																									The qualifying DTI on the loan is less than or equal to 35%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000710	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Edit XX.XX.XX Verified stated defect, Moderately exceeds lender's guides.	REVIEWER - WAIVED COMMENT (2023-03-23): Client elected to waive DTI with verified compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Loan is required to be approved by DU/DO or LP/LPA. Secondary valuation is in file. Missing primary valuation (URAR or Interior Hybrid). Sec ID: 85	Loan was not salable so appraisal is required. PIW XX/XX/XXXX OF $XXX was supported by XX/XX/XXXX 2055 $XXX and XX/XX/XXXX BPO $XXX.	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of XX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,284.00 exceeds tolerance of $1,275.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Edit 3.28.23 Verified stated defect, LD restated to Non QM
Federal Compliance - General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: Edit 3.28.23 Verified stated defect,
																						Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates the Transfer Tax was increased to $1,284.00 with no Valid COC or cure provided.	REVIEWER - WAIVED COMMENT (2023-03-23): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-23): Client elected to waive with verified compensating factors. REVIEWER - CURED COMMENT (2023-03-09): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000711	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Minimum Loan Amount discrepancy.: Note loan amount of $XXX is less than Guideline minimum loan amount of $XXX.	Verified stated defect. Lender did not include additional mortgage payment of co-borrower of $XXX and $XXX which resulted in a DTI of XX%. Lender provided guidelines show loan is under the minimum loan amount.	REVIEWER - WAIVED COMMENT (2023-03-28): Investor waived with verified compensating factors. REVIEWER - WAIVED COMMENT (2023-03-28): Investor waived with verified compensating factors.	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX022)
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $70.00 exceeds tolerance of $68.00. Sufficient or excess cure was provided to the borrower at Closing. (7580)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is no evidence lender provided copy of appraisal to borrower at or before closing. Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Verified stated defect - Lender did not include additional mortgage payment of co-borrower of $4,829.66 and $764.39 which resulted in a DTI of XX%.	REVIEWER - WAIVED COMMENT (2023-03-28): Investor waived with verified compensating factors. REVIEWER - CURED COMMENT (2023-03-09): Sufficient Cure Provided At Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000712	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	2	1	1	2	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:PrimaXX/XX/XXXX022)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $370.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75174)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): The file is missing an Appraisal Delivery confirmation. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: The CD dated XX/XX/XXXX indicates the Survey Fee of $370.00 was added with no Valid COC provided.	REVIEWER - CURED COMMENT (2023-03-09): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): There is generally no Assignee Liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000713	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	2	[2] Miscellaneous - Credit Exception: [2] Guideline Issue - Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $2000.: Cash to Borrower: $XXX; Total Cash Out: $XXX; Refi Purpose: Rate/Term	Verified stated defect. Significant Derogatory Credit Event - Requirement Not Met The loan file revealed a foreclosure that was occurring in XXXX XX,XXXX. The lender is required to verify that a sufficient time has elapsed since the significant derogatory credit event(s). The subject loan disbursed on XX/XX/XXXX. The required waiting period was not met." Cashout exceeds maximum allowed for rate and term refinance.	REVIEWER - WAIVED COMMENT (2023-03-23): Client waived with verified compensating factors. SELLER - GENERAL COMMENT (2023-03-16): Please clarify what is needed to clear the following condition. REVIEWER - GENERAL COMMENT (2023-03-17): Principal reduction should have been completed at closing. SELLER - GENERAL COMMENT (2023-03-21): Seller requests buyer review: agree with exception. unable to clear REVIEWER - GENERAL COMMENT (2023-03-23): Buyer agrees transaction is cashout. REVIEWER - WAIVED COMMENT (2023-03-23): Client downgraded with verified compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided.; Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1			1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000714	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $2,308.41 or .80621%).
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $560.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Added 3.21.23. Lender restated as NonQM Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Added 3.21.23. Lender restated as NonQM	REVIEWER - CURED COMMENT (2023-03-13): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000715	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	1				2	[2] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Supporting secondary BPO was provided.; Sec ID: 30: Note Date: XX/XX/XXXX; Lien Position: 1			2	[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Initial disclosure not provided.		Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	B	B	B	B	B	B	B	B	B	B
XXXX	XXXX	XXXX	20000716	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of XX% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $548.18 or .25104%).
																					[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: LD restated to Non QM		Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000717	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	Safe Harbor QM (APOR)	3	1				3	[3] Appraisal Reconciliation - Valuation Issue: Subject appraisal comparables do not support value	Verified stated defect. Subject was not bracketed on appraisal and adjustments were excessive and not consistent. Sales 1, 2 and 5 were all in subjects development, all were dated 5 or 6 months prior to contract date and included large increases for time since sale, they exceeded the 4% per month noted on appraisal. No current sales from subject's development were provided to verify increase. Sales 3 and 4 were from a superior golf development and are not appropriate sales. Origination Value: $XXX - BPO Value: $XXX		2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $87.30 exceeds tolerance of $35.00. Insufficient or no cure was provided to the borrower. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee increased on XX/XX/XXXX with no valid change evident.	SELLER - GENERAL COMMENT (2023-03-24): Please see attached Resolution docs. REVIEWER - CURED COMMENT (2023-03-26): SitusAMC received PCCD, LOE, Proof of delivery & refund check.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	C	C	C	C	C	C	C	C	C	C
XXXX	XXXX	XXXX	20000718	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	Safe Harbor QM (APOR)	3	2	[2] Property Eligibility - Site and Utilities - Comparables or Comparable adjustments are unreasonable for the value being supported	Verified stated defect. Sales 1 and 3 were inappropriate sales or required adjustment, subject is on a 6098 square foot lot, comparables 1 and 2 were 26k and 12k lots with no adjustments. Additionally sale 1 was 21 vs subject's 101 years, sale 1 and 3 were both distant at 3 and 39 miles from subject, sale 2 was superior in GLA and room count however appraisal valued subject $75,000 higher than sale 2.	REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	2	[2] Appraisal Documentation - Loan is to be securitized. Supporting secondary BPO was provided.; Sec ID: 5: Note Date: XX/XX/XXXX; Lien Position: 1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $900.00 exceeds tolerance of $517.00. Insufficient or no cure was provided to the borrower. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal fee increased on XX/XX/XXXX loan Estimate with no valid change evident.	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has owned the subject property for at least 5 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than or equal to 70%.

The qualifying DTI on the loan is less than or equal to 35%.

																									The representative FICO score is above XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	D	A	A	A	B	D	B	B	B
XXXX	XXXX	XXXX	20000719	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified stated defect. DTI variance XX%: Post close credit report reflects an undisclosed installment with XXXXX payment with a payment of SXXX per month opened XX/XX/XXXX that was not disclosed by the borrower.	REVIEWER - WAIVED COMMENT (2023-03-21): Waived per lender with verified compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 48.39%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender restated as NonQM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Verified stated defect. Waterfall due to DTI variance.	REVIEWER - WAIVED COMMENT (2023-03-21): Lender waived with verified compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000721	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.	Verified disclosed defect. Undisclosed debt with XXXXX with a payment of $XXX.	SELLER - GENERAL COMMENT (2023-03-16): This is the original defect and it cannot be cleared. REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
																					[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.40%. (DTI Exception is eligible to be regraded with compensating factors.)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: LD restated to Non QM	REVIEWER - WAIVED COMMENT (2023-03-17): Client elects to downgrade based on compensating factors.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000725	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	2	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	Calculated dti exceeds max allowable DTI per guidelines of 50%.	REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
																					[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 8,968.20 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX022)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Calculated DTI exceeds max allowable dti per guidelines of 50%.	REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Testing: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000730	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%. [2] Insurance Analysis - Insufficient Coverage: Flood insurance coverage amount is insufficient.	Borrower qualified using the note rate however, the mortgage is interest only. Therefore, should be qualified using the fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period. Calculated DTI of XX% does not meet guidelines Flood insurance coverage of $XXX is insufficient to cover the mortgage amount of $XXX and the appraiser did not provide an estimated cost to rebuild. Please provide a letter from the Insurer stating the maximum insurable amount and/or a replacement costs estimator from the insurer.	REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-05-17): Client elects to downgrade based on compensating factors.	1	3	[3] Federal Compliance - Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is equal to or greater than the threshold of APOR XX% + XX%, or XX%. Compliant Higher Priced Mortgage Loan.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $555.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - Federal HPML 2014 Compliant: Verified APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of APOR XX% + XX%, or XX%. Compliant Higher Priced Mortgage Loan.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Borrower qualified using the note rate however, the mortgage is interest only. Therefore, should be qualified using the fully amortized payment at the greater of the fully indexed or the note rate, to repay the loan over the remaining term after the I/O period.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: Verified initial Escrow does not match charges on HUD-1/Final closing Disclosure. Initial deposit amount per IEADS is $3355.15 however the final CD reflects $1922.02
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Appraisal Fee was disclosed on LE as $550.00 ,fee was then Disclosed on Final CD as $555.00 a cure for $5.00 was provided to the Borrower.	REVIEWER - GENERAL COMMENT (2023-05-16): EXCEPTION HISTORY - Exception Detail was updated on XX/XX/XXXX PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of XX% or Final Disclosure APR of XX% is in excess of allowable threshold of APOR XX% + XX%, or XX%. Compliant Higher Priced Mortgage Loan.
REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.
REVIEWER - CURED COMMENT (2022-06-23): Sufficient Cure Provided At Closing	Federal Compliance - Federal HPML 2014 Compliant: TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		FHPML - Compliant	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000731	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	N/A	2	2	[2] Application / Processing - 1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.
[2] Application / Processing - 1003/Declarations:  F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes.  Missing  documented and/or does not meet guideline requirements.
[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%.
[2] Document Error - YTD P&L Statement does not include the most recent month preceding the application date. (GSE COVID-19)	Initial and final 1003 section 5a. declarations item D.!. indicates both borrower have applied or will be applying an undisclosed mortgage debt.
Initial and final 1003 section 5b. declarations item F indicates the co-borrower is a co-signer or guarantor on an undisclosed debt.  It appears the AUTO lease on 1003 with $XXX payment and $XXX balance was traded in for new AUTO lease with payment of $XXX.
Verified stated defect.  Covid period income, self employed and year to date P&L was significantly lower than historic income, lower income also supported by business bank statement deposit history.  Using lower current income per XXXX results in DTI increase.
														Verified stated defect. A P&L was provided up to the month preceding the application date however it was not signed until 6 months after transaction.	REVIEWER - WAIVED COMMENT (2023-03-23): Waived with verified compensating factors per client email. REVIEWER - WAIVED COMMENT (2023-03-23): Waived with verified compensating factors per client email. REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to downgrade based on compensating factors.	1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The Loan to Value (LTV) on the loan is less than or equal to 70%. The representative FICO score is above XXX		-	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000732	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.	12 months of recent rental payment history reflecting 0x30 must be documented with cancelled checks and / or bank statement activity. FTHB only allows up to 45% DTI.	REVIEWER - WAIVED COMMENT (2022-05-19): Pre-funding exception approval, waived with comp factors
SELLER - GENERAL COMMENT (2022-06-23): Valid, corrected 1003, 1008 and income calc showing borrower's correct income
REVIEWER - GENERAL COMMENT (2022-06-24): The lower of the stated income on the original 1003 and the qualifying deposits should be used for monthly income. In this case, it is $XXX per month, which results in a DTI of XX%.
BUYER - GENERAL COMMENT (2022-06-24): With the signed corrected 1003, the borrower is attesting to the fact that the income of $XXX is the correct income.  This attestation should be used in place of the original 1003 and as such the higher income can be used.
REVIEWER - GENERAL COMMENT (2022-06-24): Exception Explanation Updated from: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of XX%.
BUYER - GENERAL COMMENT (2022-06-24): Please provide clarification, 1 compliance finding has been cleared with docs submitted and a new finding open with the change in DTI.  Can this be cleared under the original issue?
REVIEWER - GENERAL COMMENT (2022-06-24): FTHB are only allowed up to a 45% DTI.
SELLER - GENERAL COMMENT (2022-07-21): With the use of the full amort payment at 360 loan qualifies with DTI under 45 as required by guidelines.  See attached updated 1008
REVIEWER - GENERAL COMMENT (2022-07-21): The loan has an I/O period and qualification method should be the fully amortized payment using the note rate to repay the loan over the remaining term after the I/O period, not over 30 years.
REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors.	1	2	[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $425.00 exceeds tolerance of $182.00 plus 10% or $200.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: FTHB only allows DTI up to 45%.	REVIEWER - WAIVED COMMENT (2023-05-16): Client elects to downgrade based on compensating factors. REVIEWER - CURED COMMENT (2022-05-18): Sufficient Cure Provided At Closing		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		-	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000733	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	3	1				1				3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test: Verified stated defect. ARM disclosure and CHARM booklet were acknowledged at closing. XX/XX/XXXX over sheet indicates ARM and CHARM provided only if applicable and loan was fixed rate at that time. Loan converted to ARM XX/XX/XXXX. Lock and change of circumstance form and no disclosures were provided within 3 days.		Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20000734	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Mortgage / Program Eligibility - AUS Findings: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds AUS total debt ratio of XX%. [2] Miscellaneous - Credit Exception:	DTI increase due to lender's calculated income, lender used base, bonus and other, discrepancy due to lender's bonus of $XXX, verification of income supports only $XXX.
Added XX/XX/XXXX per client. Verified stated defect. Short-term ARM QM Annual Percentage Rate (APR) Calculation as specified in Freddie Mac Bulletin 2021-19. A request was made for the missing information. To date, however, the only information provided is insufficient. The short-term ARM QM APR, also known as the APR for short-reset ARMs for purposes of QM, requires that the APR be determined by treating the maximum interest rate that may apply during the first five years as the interest rate for the full term of the loan. The "Lock Confirmation" form provided does not reflect the short-term ARM QM APR as requested.	REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to waive based on compensating factors. REVIEWER - WAIVED COMMENT (2023-03-24): Client elects to downgrade based on compensating factors.	3	[3] Appraisal Documentation - Loan is to be securitized, and was originated with an Appraisal Waiver. Loan is required to be approved by DU/DO or LP/LPA. Secondary valuation is in file. Missing primary valuation (URAR or Interior Hybrid). Sec ID: 85	Edited 3.30.23 - 1004 or hybrid interior remains missing. Invalidated PIW XX/XX/XXXX value of $XXX was supported by XX/XX/XXXX 2055 of $XXX and XX/XX/XXXX BPO $XXX was within 10%.	REVIEWER - GENERAL COMMENT (2023-03-30): Edit had no prior comment.	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of XX% and based on 1026.43(c)(5) of XX% moderately exceed the guideline maximum of 18.00%. (DTI Exception is eligible to be regraded with compensating factors.)
																					[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $31.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: LD restated to Non QM Federal Compliance - General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines: LD restated to Non QM Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: The CD dated XX/XX/XXXX indicates a Credit Report Fee of $31.00 was added with no Valid COC or cure provided.	REVIEWER - WAIVED COMMENT (2023-03-21): Client elects to waive based on compensating factors. REVIEWER - CURED COMMENT (2023-03-13): Sufficient Cure Provided At Closing	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $XXX Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than or equal to 70%. The qualifying DTI on the loan is less than or equal to 35%. The representative FICO score is above XXX		-	B	B	B	B	B	B	B	B	B	B	D	D	D	D	D	D	D	D	D	D
XXXX	XXXX	XXXX	20000735	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	Non QM	3	2	[2] Miscellaneous - Credit Exception:	Verified Stated Defect - There is only one ARM Disclosure in the file, disclosed onXX/XX/XXXXor a 7/6 program. The program was changed to 5/6 program onXX/XX/XXXX without any ARM terms re-disclosure.	REVIEWER - WAIVED COMMENT (2023-03-31): ARM redisclosure miscellaneous credit exception was waived by investor with verified compensating factors.	1	3	[3] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $67.50 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. Missing required remediation documentation to complete cure. (8304)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date XX/XX/XXXX,  Most Recent Tax Return End Date XX/XX/XXXX, Tax Return Due Date XX/XX/XXXX. (XXXXX XXXXX, PC/C-Corp 1120)
[2] Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,261.76 on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (FinXX/XX/XXXX021)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: Closing disclosure dated XX/XX/XXXX provided sufficient cure for increase in transfer tax.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: LD restated to Non QM
State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland MLR Escrow Responsibility disclosure missing in file.
Federal Compliance - Self-Employed Tax Return Recency - ATR: 2020 Returns not in file.
Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $8,261.76 on page 4; however the HOA dues total $804.00 per year, Property Tax total $7457.76 and Insurance $1051.08. Total $9312.84. Provide a post-close CD correcting the Escrow Account section on page 4 and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure – 130(b) Cure: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.

State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

Federal Compliance - TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $XXX

Borrower has worked in the same position for more than 3 years.

																									The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	20002725	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	3	2	[2] Miscellaneous - Credit Exception:
[2] Miscellaneous - Credit Exception:
[2] Mortgage / Program Eligibility - Guideline Requirement: Combined High loan to value discrepancy.: Calculated high loan to value percentage of XX% exceeds Guideline high loan to value percentage of 80.00000%
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of 80.00000%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XX% exceeds Guideline total debt ratio of 43.00000%.
[2] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of 80.00000%.
[2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of XX is less than Guideline PITIA months reserves of 12.00.
[2] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of XXX is less than Guideline representative FICO score of 740.
[2] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Borrower does not have the required trade line of at least one account that has been open at least 24 months.
Documented housing payment history of 12 months reflecting 0 x 30 days late. Borrower with less than 12 months or no housing payment history (mortgage or rental), the loan is ineligible.
XX% HCLTV exceeds the 80% HCLTV allowed on Primary Purchase transaction.
XX% CLTV exceeds the 80% CLTV allowed on Primary Purchase transaction.
Guidelines allow a maximum debt ratio of 43.00%, however the loan has a debt ratio of XX%.
XX% LTV exceeds the 80% LTV allowed on Primary Purchase transaction.
2.49 months reserves is less than 12 months reserves required for loan amounts up to $1,500,000.00.
XXX qualifying score is less than the 740 score required for 80% Primary Purchase 1 Unit up to a $1,500.000.00 loan amount.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.
REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade.
REVIEWER - RE-GRADED COMMENT (2023-05-25): Regreade and Waive per Aggregator.
REVIEWER - WAIVED COMMENT (2023-05-25): Regreade and Waive per Aggregator.	1	3	[3] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,017.70 exceeds tolerance of $2,529.00 plus 10% or $2,781.90. Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Missing valid Change of Circumstance. Final Closing Disclosure discloses a $125.82 Lender cure credit that insufficient to cure $235.80 Ten Percent tolerance amount.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan redesignated to Non-QM.
																						Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Debt ratio exceeds Guidelines.	REVIEWER - WAIVED COMMENT (2023-05-26): Aggregator elects to waive and downgrade exception.	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Rating Agency requirements are to have the Creditor provide the ATR/QM Loan Designation to the TPR firm performing the loan level due diligence and to have the TPR firm confirm said designation.	Borrower has verified disposable income of at least $XXX Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX		TRID SOL Expired	B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B